Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC.
NUVEEN CALIFORNIA MUNICIPAL INCOME FUND, INC.
NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC.
NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC.
NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC.

ANNUAL REPORT/AUGUST 31, 1995
Photographic image of man seated at breakfast table with wife standing behind him.
Photographic image of Nuveen Research Department. Four people around a table working.

Research: a foundation
Your financial plan is in place. You and your adviser have made asset allocation decisions. For the tax-free portion of your portfolio, you want dependable income, safety of principal, and diversification. Solid, reliable Nuveen research helps to keep your tax-free investments on the path you have chosen.

Paul Williams, Vice President and Manager of Investment Strategies and Research, emphasizes fundamental research as a strategy for finding value.

The strength of Nuveen's Research Department is illustrated by the numerous awards and press coverage we receive. Annual industry polls consistently recognize the quality and depth of Nuveen Research.
Photographic image of a grouping of awards/statuettes.
At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. Sound research means finding quality bonds that deliver timely and dependable income over many decades. Beyond this, it means adding value by identifying bonds whose credit strengths are not yet understood by the market.

USING RESEARCH TO TRACK QUALITY AND VALUE
With tens of thousands of bonds available for investment today, the municipal market is one of the nation's largest--and most complex--securities markets. At the same time, the number of analysts devoted to researching the municipal market is comparatively small. While more than 12,000 analysts at nearly 2,000 firms and investment organizations research the 7,500 common stocks available in the equity market, approximately 1,000 analysts at 400 firms and rating agencies cover 60,000 municipal bond issues.
  Selecting those bonds that will outperform the market and help you achieve your investment goals depends upon an ability to analyze and understand complexities ranging from the demand for a new highway or airport to the impact of an industry closure on the financial position of a town's water and sewer system.
  At Nuveen, we can provide this depth because we have the largest research staff in the investment banking industry devoted exclusively to the analysis of municipal bonds. Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase--even those rated AAA.
  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets.
  The scope of this analysis is broad. We understand the beneficial insights that can be obtained by assessing the impact of local elections in small towns or gaining an understanding of the global wood pulp market to accurately evaluate a municipal issue in Alaska. Recently a financial adviser noticed a large number of clippings on salmon fishing on one Nuveen analyst's desk. The analyst explained that the articles provided information on salmon spawning, a conservation issue having a major impact on public hydroelectric projects in the Pacific Northwest. With the largest research staff in the industry, we can analyze subtle but essential details such as this--and apply our findings to enhance the performance of your portfolio.

BENEFITING OUR INVESTORS
The Nuveen Research Department supports the investment goals of fund investors through three major activities:

Primary research and surveillance
Every year, our research staff reviews thousands of tax-exempt issues valued at more than $100 billion to help our portfolio managers select the most appropriate bonds based on current yield, price, credit quality, and future prospects.
  A recent example of the way Nuveen Research benefits our shareholders was our successful investment in Philadelphia water and sewer bonds. When the city decided to issue bonds to fund badly needed capital improvements, the city's fiscal difficulties resulted in an issue that was priced below that of other cities for similar bonds, generating higher income. However, Nuveen's own research performed independently from the rating agencies indicated that the city water and sewer system was economi-cally sound and that adequate legal safeguards would be in place to protect the investment. Following the completion of the improvements, the prices of these bonds resulted in a sizable portfolio gain to our shareholders.

Research reports
Just as you rely on your financial adviser for seasoned, prudent advice, financial advisers depend on Nuveen's research reports to keep current on market developments. Reports cover issues ranging from credit analysis of specific states to comprehensive examinations of tax-free investment strategies and the impact of national and state elections on municipal issues. (For a list of research reports currently available to you and your adviser, please refer to the attached reply card.)

Investor interests
We take our responsibility to our shareholders seriously by actively representing their interests before the industry and government groups that oversee and regulate the markets. We testified before a U.S. Senate subcommittee to support better disclosure of financial information by bond issuers. Our analysis of the effect of the Orange County bankruptcy on other California issuers helped a California Senate subcommittee understand the importance of fiscal conservatism and prudent policy decisions. By providing informed opinions backed by years of experience, we help to define and set policy that benefits you.
  At Nuveen, quality research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key elements of a successful investment program.

Nuveen's research reports are often used by the press as background when covering the municipal market in depth.
Photographic image of a grouping of research reports and newspapers.

Photographic image of man seated at breakfast table with wife standing behind him.
CONTENTS

6    Municipal market perspective
7    Dear shareholder
9    Answering your questions
13   Fund performance
17   Commonly used terms
19   Portfolio of investments
42   Statement of net assets
44   Statement of operations
46   Statement of changes in net assets
50   Notes to financial statements
62   Financial highlights
68   Report of independent auditors
69   Nuveen Exchange-Traded Funds dividend reinvestment program

Municipal market perspective
The start of 1995 brought with it a turnaround in the bond market, concluding one of the worst periods in recent bond market history. This rebound reflects a general consensus that the pace of the economy may be back on track, following the efforts of the Federal Reserve Board to control inflation through an unprecedented series of seven interest rate hikes over a twelve-month period.

In early July, the Federal Reserve reacted to the slowing economy by making a much-anticipated move to ease the short-term rate, the first such reduction in nearly three years. Subsequent meetings of the Fed's Open Market Committee, which controls interest rate decisions, have not resulted in further rate cuts.

In the municipal bond market, prospects of another Fed easing and solid yields helped municipals gain momentum, despite an exceptionally strong stock market and continued debate about potential tax reform legislation. Economic indicators and technical issues point to the continuation of a favorable climate for these bonds in coming months.

Dear shareholder
Photographic image of Richard Franke, Chairman of Nuveen.
"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."
Since the beginning of 1995, we have enjoyed a welcome rebound in the bond markets, as we put 1994--a dismal period in bond market history--behind us. This year serves as a reminder that weathering the ups and downs of the market is a normal part of the investment process. It helps to put things in perspective if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals minimizes the impact of any short-term market volatility.
  Municipal bond funds continue to be one of the best ways to invest for the long term, offering diversification across market sectors and steady income. Throughout this period, we have kept our sights focused on successfully meeting these objectives, providing you with a source of stable current income, credit quality, and enhanced share price relative to the market as a whole.
  As of August 31, 1995, current yields on share prices for the funds covered in this report ranged from 6.36% to 7.00%. To match these yields, an investor in the 42.5% combined California and federal income tax bracket would have had to earn at least 11.06% on taxable alternatives of comparable quality. As we all know, taxable yields of this level are difficult to achieve in today's markets.
  The 12-month total returns on net asset value, reflecting share price gains plus reinvested dividend income, were also impressive, ranging from 6.29% to 9.57%, which translates to 11.04% to 14.65% on a tax-equivalent basis. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance. Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs.
  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.
  We use a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers of changes that will affect quality.

  Another way we are working to increase the productivity of our exchange-traded funds is through mergers, which bring shareholders the many benefits associated with large funds, including lower costs, greater portfolio flexibility, and enhanced trading efficiency. Pending shareholder approval at the annual meeting to be held November 16, the California Municipal Income Fund will be merged into the California Municipal Value Fund. In January, shareholders of the merged fund will receive new common shares of the California Municipal Value Fund based on the net asset value of each fund on the date of transfer. Since 1993, Nuveen has successfully completed the merger of 40 exchange-traded funds into 17, consolidating fund reporting, recordkeeping, and other operational functions and lowering annual administrative costs by $2.5 million--a direct benefit to investors that continues over the years.
  As you review the following pages detailing the performance of your fund, I hope you come away with the feeling that these results, coupled with Nuveen's continued pledge of superior service, add up to a rewarding investing experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,



Richard J. Franke
Chairman of the Board
October 16, 1995

Answering your questions
Photographic image of montage of letters received by Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, offers insights into our approach to fund management and the outlook for Nuveen's Exchange-Traded Funds

What does Nuveen mean by "value investing"?
At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. Our value investing approach avoids predictions about the direction of the markets or the economy in general, concentrating instead on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.
  While the concept sounds simple, successful value investing must be based on sound research that supports the selection of quality bonds. It also requires an ability to recognize value by gaining insights into individual issuers as well as specific bonds--information that often goes beyond that which is readily available to the market in general. Having the largest research staff in the investment management industry dedicated exclusively to gathering this type of information on municipal bonds is reflected in the long-term results of our value investing approach.
  We believe that value investing gives us an important edge in the management of municipal bond funds, an edge that translates to helping you meet your goals and expectations.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

How does the work done by Nuveen's Research Department help support the value of my funds?
At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. And sound research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key elements of a successful fixed income investment program.
  Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase--even those rated AAA by the rating agencies.
  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets. This daily surveillance of events and trends in the credit markets assists us in monitoring the underlying value of our holdings.
  This combination of in depth research and review helps your tax-free municipal investments to meet your expectations for dependable income and credit safety.

What impact have interest rates had on bond portfolios?
Between February 1994 and February 1995, the Federal Reserve Board moved an unprecedented seven times to raise short-term interest rates. Board chairman Greenspan justified the hikes in short-term rates on the basis that the increases would cause the economy to slow enough in the future to relieve any inflationary pressures and avoid a significant increase in the rate of inflation. These increases in short-term rates reduced demand for long-term bonds, which had the complementary effects of lowering bond prices and raising bond yields.
  On July 6, 1995, after much anticipation, the Federal Reserve Board cautiously declared victory for this policy, making its first move to ease rates in nearly three years. Long-term bond yields had already fallen substantially, in anticipation of the Fed's move. In subsequent meetings, the Fed has held off on any further action, sending the message that it believes the economy is on the right track.
What is the current outlook for municipal bonds?
With the rebound in the bond market at the beginning of 1995 and some consensus that inflation is under control, economic indicators are favorable for municipal bonds. Technical issues also point to a more favorable climate.
  One technical issue that affects bond prices is the supply and demand situation. While supplies of municipal bonds had been lagging over the past few quarters, new issue supply rose sharply in the second quarter of 1995. Demand, however, has been somewhat subdued by extraordinary market volatility over the past 18 months and by the mounting discussion of the ramifications of proposed reforms in the federal tax laws.
  We anticipate that demand will gain strength over time based on the fact that municipal bonds continue to be a fundamentally sound and attractive investment option, offering one of the few remaining tax-advantaged alternatives. Once investors are more confident that the interest rate environment has stabilized, we expect to see the demand for municipal investments resume its long-term upward trend.

NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC.
NCA
After more than ten months of steady dividends, the Fund adjusted its monthly tax-free dividend in July as older bonds were replaced with today's lower-yielding bonds. Shareholders also received a capital gains distribution in December.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
9/94      $0.0560
10/94     $0.0560
11/94     $0.0560
12/94     $0.0560                                      $0.0082
1/95      $0.0560
2/95      $0.0560
3/95      $0.0560
4/95      $0.0560
5/95      $0.0560
6/95      $0.0560
7/95      $0.0530
8/95      $0.0530
FUND HIGHLIGHTS 8/31/95
Yield                                                   6.61%
Taxable-equivalent yield                               11.50%
Annual total return on NAV                              6.92%
Taxable-equivalent total return                        11.89%
Combined state and federal tax rate                    42.50%
Share price                                            $9.625
NAV                                                   $10.20
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA MUNICIPAL INCOME FUND, INC.
NCM
The Fund's dividend income declined somewhat over the past 12 months as older, higher coupon bonds were called and replaced with today's lower-yielding bonds.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
9/94      $0.0640
10/94     $0.0640
11/94     $0.0620
12/94     $0.0620
1/95      $0.0620
2/95      $0.0620
3/95      $0.0620
4/95      $0.0620
5/95      $0.0620
6/95      $0.0620
7/95      $0.0590
8/95      $0.0590
FUND HIGHLIGHTS 8/31/95
Yield                                                   6.36%
Taxable-equivalent yield                               11.06%
Annual total return on NAV                              6.29%
Taxable-equivalent total return                        11.04%
Combined state and federal tax rate                    42.50%
Share price                                           $11.125
NAV                                                   $11.84
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC.
NCP
In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of stable dividends. In addition, the Fund paid a capital gains distribution in December.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
9/94      $0.0860
10/94     $0.0860
11/94     $0.0860
12/94     $0.0860                                      $0.0192
1/95      $0.0860
2/95      $0.0860
3/95      $0.0860
4/95      $0.0860
5/95      $0.0860
6/95      $0.0860
7/95      $0.0860
8/95      $0.0860
FUND HIGHLIGHTS 8/31/95
Yield                                                7.00%
Taxable-equivalent yield                            12.17%
Annual total return on NAV                           8.75%
Taxable-equivalent total return                     13.92%
Combined state and federal tax rate                 42.50%
Share price                                        $14.75
NAV                                                $15.45
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC.
NCO
The Fund's monthly dividend remains at an attractive level, following an adjustment in February to reflect more closely the current earnings of the
Fund.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
9/94      $0.0890
10/94     $0.0890
11/94     $0.0890
12/94     $0.0890
1/95      $0.0890
2/95      $0.0860
3/95      $0.0860
4/95      $0.0860
5/95      $0.0860
6/95      $0.0860
7/95      $0.0860
8/95      $0.0860
FUND HIGHLIGHTS 8/31/95
Yield                                              6.88%
Taxable-equivalent yield                          11.97%
Annual total return on NAV                         9.43%
Taxable-equivalent total return                   14.65%
Combined state and federal tax rate               42.50%
Share price                                      $15.00
NAV                                              $15.64
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC.
NQC
This Fund's dividend has held relatively steady at an attractive level, with only a modest dividend adjustment in February.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
9/94      $0.0890
10/94     $0.0890
11/94     $0.0890
12/94     $0.0890
1/95      $0.0890
2/95      $0.0860
3/95      $0.0860
4/95      $0.0860
5/95      $0.0860
6/95      $0.0860
7/95      $0.0860
8/95      $0.0860
FUND HIGHLIGHTS 8/31/95
Yield                                               6.84%
Taxable-equivalent yield                           11.90%
Annual total return on NAV                          8.38%
Taxable-equivalent total return                    13.59%
Combined state and federal tax rate                42.50%
Share price                                       $15.00
NAV                                               $15.37
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC.
NVC
Shareholders received a capital gains distribution in December, supplementing a full year of relatively stable income with one dividend adjustment in
February.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
9/94      $0.0835
10/94     $0.0835
11/94     $0.0835
12/94     $0.0835                                      $0.0347
1/95      $0.0835
2/95      $0.0820
3/95      $0.0820
4/95      $0.0820
5/95      $0.0820
6/95      $0.0820
7/95      $0.0820
8/95      $0.0820
FUND HIGHLIGHTS 8/31/95
Yield                                                6.85%
Taxable-equivalent yield                            11.91%
Annual total return on NAV                           9.22%
Taxable-equivalent total return                     14.29%
Combined state and federal tax rate                 42.50%
Share price                                        $14.375
NAV                                                $15.23
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC.
NUC
In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of stable dividends through the entire past year.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
9/94      $0.0800
10/94     $0.0800
11/94     $0.0800
12/94     $0.0800
1/95      $0.0800
2/95      $0.0800
3/95      $0.0800
4/95      $0.0800
5/95      $0.0800
6/95      $0.0800
7/95      $0.0800
8/95      $0.0800
FUND HIGHLIGHTS 8/31/95
Yield                                                  6.74%
Taxable-equivalent yield                              11.72%
Annual total return on NAV                             9.57%
Taxable-equivalent total return                       14.56%
Combined state and federal tax rate                   42.50%
Share price                                          $14.25
NAV                                                  $15.05
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

Commonly used terms
Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, August 31, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given federal and state income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the combined tax rate is assumed to be 42.5% for California shareholders, based on incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended August 31, 1995. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC. (NCA)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  5,250,000     California Department of Veterans Affairs, Home
                         Purchase, Alternative Minimum Tax, 8.300%, 8/01/19              8/98 at 102             Aa   $  5,480,160
        890,000     California Educational Facilities Authority (University of
                         San Diego Projects), 9.125%, 10/01/10 (Pre-refunded
                         to 10/01/95)                                                   10/95 at 102            Aaa        911,769
                    California Health Facilities Authority (The Whittier
                         Institute for Diabetes and Endocrinology), Scripps
                         Memorial Hospitals:
      1,545,000          8.000%, 12/01/00                                               12/98 at 102            N/R      1,718,442
      1,500,000          8.400%, 12/01/08                                               12/98 at 102            N/R      1,679,490
      1,500,000     California Health Facilities Financing Authority (Sutter
                         Health System), 8.000%, 1/01/16 (Pre-refunded
                         to 1/01/97)                                                     1/97 at 102             A1      1,605,480
      1,500,000     California Health Facilities Financing Authority (St.
                         Joseph Health), 7.000%, 7/01/10 (Pre-refunded
                         to 7/01/01)                                                     7/01 at 102             AA      1,709,370
      8,500,000     California Housing Finance Agency, Home Mortgage,
                         8.200%, 8/01/17                                                 8/97 at 102             Aa      9,056,665
                    California Housing Finance Agency, Home Mortgage,
                         Alternative Minimum Tax:
      2,025,000          8.600%, 8/01/19                                                 8/98 at 102             Aa      2,150,894
        380,000          8.150%, 8/01/19                                                 8/98 at 102             Aa        406,611
      2,090,000     California Housing Finance Agency, Alternative
                         Minimum Tax, 8.200%, 2/01/20                                    8/98 at 102            Aaa      2,239,101
      1,500,000     California Pollution Control Financing Authority (Pacific
                         Gas and Electric Company), Alternative Minimum Tax,
                         8.875%, 1/01/10                                                12/97 at 102             A2      1,680,705
      5,000,000     California Statewide Communities Development
                         Corporation (Pacific Homes), Certificates of
                         Participation, 6.000%, 4/01/17                                  4/03 at 102              A      4,789,900
      2,175,000     ABAG Finance Authority for Nonprofit Corporations
                         (United Way of Santa Clara County), Certificates of
                         Participation, 7.200%, 7/01/11                                  7/01 at 102            Aa2      2,297,039
      5,000,000     Arcadia Hospital Revenue (Methodist Hospital of
                         Southern California), 7.875%, 8/01/10                           8/97 at 102              A      5,392,300
      7,085,000     Brea Public Financing Authority, 8.100%, 10/01/14               10/95 at 102 1/2            N/R      7,285,718
      2,750,000     Campbell Union School District, General Obligation,
                         6.250%, 8/01/19                                                 8/04 at 102            Aaa      2,797,685
      5,000,000     Castaic Lake Water Agency, Certificates of Participation,
                         6.300%, 8/01/20                                                 8/04 at 102            Aaa      5,114,500
                    Colma Improvement Bonds, Local Improvement District
                         No. 1, Reassessment Project:
        870,000          8.125%, 9/02/03                                                 9/95 at 103            N/R        900,267
      1,140,000          8.125%, 9/02/04                                                 9/95 at 103            N/R      1,179,889
      1,240,000          8.125%, 9/02/05                                                 9/95 at 103            N/R      1,285,260
      1,500,000     Cucamonga School District, Certificates of Participation,
                         8.350%, 1/01/08                                                 1/96 at 102            Baa      1,554,885
                    Duarte Redevelopment Agency, Huntington Drive
                         Phase II, Tax Allocation:
      1,170,000          7.900%, 10/01/02                                               10/97 at 102            N/R      1,271,966
      3,745,000          8.000%, 10/01/10                                               10/97 at 102            N/R      3,966,891
      1,470,000     El Paso de Robles Redevelopment Agency, Tax Allocation,
                         7.250%, 7/01/21                                                 7/00 at 102            BBB      1,528,727
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  2,000,000     Emeryville Public Financing Authority, Redevelopment
                         Project, Subordinated Lien, 8.100%, 2/01/18
                         (Pre-refunded to 2/01/97)                                       2/97 at 102             A-   $  2,149,540
        970,000     Inglewood Public Finance Authority, 7.000%, 5/01/22                  5/02 at 102            Baa        992,601
      3,000,000     Los Angeles Community Redevelopment Agency, Tax
                         Allocation (Central Business District), 6.750%, 7/01/10         7/96 at 102             A-      3,072,810
      8,515,000     Los Angeles Convention and Exhibition Center,
                         Certificates of Participation, 9.000%, 12/01/20
                         (Pre-refunded to 12/01/05)                                     12/05 at 100            Aaa     11,333,380
      5,500,000     Los Angeles Department of Water and Power, Electric
                         Plant, 8.000%, 2/15/26                                          2/96 at 103             Aa      5,758,555
        100,000     Los Angeles Single Family Home Mortgage
                         (GNMA and FNMA), Alternative Minimum Tax,
                         6.875%, 6/01/25                                                12/01 at 102            AAA        103,382
      7,965,000     Los Angeles Wastewater System, 8.125%, 11/01/17
                         (Pre-refunded to 11/01/97)                                     11/97 at 102            AAA      8,814,069
      2,000,000     Los Angeles County Metro Transit Authority,
                         5.500%, 7/01/17                                                 7/05 at 102            Aaa      1,878,980
      3,465,000     Los Angeles County Transportation Commission, Sales
                         Tax, 7.900%, 7/01/08 (Pre-refunded to 7/01/97)                  7/97 at 102            Aaa      3,776,088
      2,635,000     Menlo Park Community Development Agency,
                         FHA-Insured, Multi-Family Housing,
                         8.250%, 12/01/28                                                6/97 at 103             Aa      2,817,606
      4,000,000     Modesto Irrigation District, 5.750%, 9/01/22                         9/05 at 102            Aaa      3,877,480
      8,500,000     Orange County Public Facilities Corporation, Certificates
                         of Participation, 8.250%, 12/01/18 (Pre-refunded
                         to 12/01/97)                                                   12/97 at 102            AAA      9,455,825
      5,000,000     Orange County Sanitation District Nos. 1, 2, and 3,
                         7.100%, 8/01/11 (Pre-refunded to 8/01/96)                       8/96 at 102            Aaa      5,249,700
      8,565,000     Palmdale Single Family (GNMA), 0.000%, 3/01/17                      No Opt. Call            Aaa      1,983,825
      4,430,000     Sacramento Public Facilities, Certificates of Participation,
                         8.250%, 8/01/12 (Pre-refunded to 8/01/97)                   8/97 at 102 1/2            AAA      4,890,410
      7,750,000     Sacramento Sanitation District Finance Authority,
                         4.750%, 12/01/23                                               12/03 at 102             Aa      6,325,938
     10,000,000     San Bernadino County, Single Family Mortgage (GNMA),
                         Alternative Minimum Tax, 0.000%, 9/01/21                       No Opt. Call            Aaa      1,793,300
                    San Diego Community College District, Certificates
                         of Participation:
      1,000,000          8.625%, 12/01/09, (Pre-refunded to 12/01/97)                   12/97 at 102            N/R      1,116,760
      1,000,000          8.625%, 12/01/09 (Pre-refunded to 12/01/97)                    12/97 at 102            AAA      1,120,460
      4,000,000     San Francisco Public Utility Commission, Water System,
                         8.000%, 11/01/11                                               11/97 at 102             Aa      4,388,800
      3,000,000     San Francisco City and County Redevelopment Agency,
                         GNMA (South Beach Marina), 5.700%, 3/01/29                      3/04 at 102            Aaa      2,793,330
      5,000,000     San Jose Redevelopment Agency, Tax Allocation,
                         5.000%, 8/01/20                                                 2/04 at 102            Aaa      4,340,000
      5,500,000     Santa Rosa (Kaiser Permanente), 9.000%, 12/01/15                    12/95 at 102            Aa2      5,660,105
      1,955,000     Southern California Home Financing Authority, Single
                         Family Mortgage (GNMA), Alternative Minimum
                         Tax, 8.125%, 2/01/21                                           No Opt. Call            AAA      2,229,678
      5,015,000     Southern California Public Power Authority, Transmission
                         Project, 7.875%, 7/01/18 (Pre-refunded to 7/01/96)              7/96 at 103            AAA      5,332,048
      3,000,000     Southern California Public Power Authority,
                         5.000%, 7/01/22                                                 7/03 at 100            Aaa      2,591,370

      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  2,000,000     University of California (UCLA Central
                         Chiller/Cogeneration), 5.500%, 11/01/17                        11/03 at 102             Aa   $  1,827,840
      2,675,000     University of California, 6.875%, 9/01/16 (Pre-refunded
                         to 9/01/02)                                                     9/02 at 102             A-      3,095,564
      2,000,000     University of California, Housing System,
                         5.500%, 11/01/18                                               11/03 at 102            Aaa      1,880,260
      8,270,000     Upland Hospital (San Antonio Community Hospital),
                         7.125%, 1/01/11                                                 1/96 at 102              A      8,518,016
      3,590,000     Walnut Valley Unified School District, Certificates of
                         Participation, 8.200%, 1/01/13 (Pre-refunded to 1/01/97)        1/97 at 102            N/R      3,849,197
   $197,225,000     Total Investments - (cost $175,523,048) - 98.8%                                                    191,020,631
   ============
                    Other Assets Less Liabilities - 1.2%                                                                 2,405,278
                    Net Assets - 100%                                                                                 $193,425,909
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          22           $ 84,506,640            44%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          12             47,879,583            25
  PORTFOLIO OF                                  A+                            A1           1              1,605,480             1
  INVESTMENTS:                               A, A-                     A, A2, A3           7             28,698,835            15
                                   BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           3              4,076,213             2
                                         Non-rated                     Non-rated          10             24,253,880            13
  TOTAL                                                                                   55           $191,020,631           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA MUNICIPAL INCOME FUND, INC. (NCM)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 2,750,000     California Department of Veterans Affairs, Home
                         Purchase, Alternative Minimum Tax, 8.300%, 8/01/19              8/98 at 102             Aa    $ 2,870,560
      1,885,000     California General Obligation, 7.000%, 8/01/08                      No Opt. Call             A1      2,147,637
      2,115,000     California Health Facilities Authority (The Whittier
                         Institute for Diabetes and Endocrinology), Scripps
                         Memorial Hospitals, 8.400%, 12/01/08                           12/98 at 102            N/R      2,368,081
      1,000,000     California Health Facilities Financing Authority (Health
                         Dimensions, Inc.), 7.375%, 5/01/07                              5/00 at 102             Ba      1,028,660
      1,150,000     California Housing Finance Agency, Alternative
                         Minimum Tax, 8.350%, 8/01/19                                    8/98 at 102             Aa      1,230,063
      1,575,000     California Pollution Control (Pacific Gas and Electric
                         Company), 7.500%, 5/01/16                                       6/96 at 102             A2      1,640,000
        685,000     California Rural Mortgage Finance Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         7.950%, 12/01/24                                               No Opt. Call            Aaa        838,269
      1,000,000     Arcadia (Methodist Hospital of Southern California),
                         6.500%, 11/15/12                                               11/02 at 102              A      1,011,600
      2,000,000     Cerritos Public Finance Authority (Los Cerritos
                         Redevelopment Project), 6.000%, 11/01/13                       11/03 at 102             A-      1,929,120
      2,065,000     Contra Costa County, Home Mortgage (GNMA),
                         Alternative Minimum Tax, 8.250%, 6/01/21                       No Opt. Call            Aaa      2,797,394
      1,600,000     Emeryville Public Financing Authority, Redevelopment
                         Project, Subordinated Lien, 8.100%, 2/01/18
                         (Pre-refunded to 2/01/97)                                       2/97 at 102             A-      1,719,632
        960,000     Inglewood Public Finance Authority (In-Town, Manchester
                         Redevelopment Projects), 7.000%, 5/01/22                        5/02 at 102             A-        990,662
      1,950,000     Lassen Municipal Utility District, Certificates of
                         Participation, Alternative Minimum Tax,
                         8.250%, 5/01/98                                             5/96 at 102 1/2            N/R      2,049,821
      2,000,000     Long Beach Redevelopment Agency, Downtown
                         Redevelopment Project Tax Allocation,
                         8.300%, 11/01/10 (Pre-refunded to 5/01/98)                      5/98 at 102            N/R      2,241,520
      2,000,000     Los Angeles Community Redevelopment Agency, Tax
                         Allocation (Central Business District), 6.750%, 7/01/10         7/96 at 102             A-      2,048,540
                    Los Angeles Department of Water and Power Electric Plant:
      2,280,000          8.000%, 2/15/26                                                 2/96 at 103             Aa      2,387,183
      1,100,000          7.125%, 5/15/30 (Pre-refunded to 5/15/00)                       5/00 at 102             Aa      1,230,988
      2,500,000     Los Angeles County Transportation Commission, Sales
                         Tax, 8.000%, 7/01/16 (Pre-refunded to 7/01/97)                  7/97 at 102            Aaa      2,728,825
      2,425,000     Pasadena Health Facilities (Pacific Clinics),
                         8.200%, 6/01/18                                                 6/97 at 100              A      2,482,812
      2,225,000     Pittsburg Redevelopment Agency, Los Medanos
                         Community Development Project, 7.750%, 8/01/08
                         (Pre-refunded to 8/01/96)                                       8/96 at 102            AAA      2,360,948
      2,500,000     Redding Joint Powers Financing Authority, Water System,
                         5.500%, 6/15/23                                                 6/03 at 102            Aaa      2,312,675
      1,265,000     San Benito Hospital District, 6.750%, 12/01/21                      12/01 at 102              A      1,291,236
     10,415,000     San Bernadino County, Single Family Mortgage (GNMA),
                         Alternative Minimum Tax, 0.000%, 9/01/21                       No Opt. Call            Aaa      1,867,721
      2,500,000     San Diego Industrial Development (San Diego Gas and
                         Electric Company), 7.625%, 7/01/21                              7/96 at 102            Aa3      2,600,850
      2,000,000     San Diego Redevelopment Agency (Horton Plaza Project),
                         Tax Allocation, 8.125%, 7/01/08                                 7/98 at 102           Baa1      2,129,240
      2,000,000     San Francisco Public Utility Commission, Water System,
                         8.000%, 11/01/11                                               11/97 at 102             Aa      2,194,400
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 2,500,000     Santa Rosa (Kaiser Permanente), 9.000%, 12/01/15                    12/95 at 102            Aa2    $ 2,572,775
        680,000     Southern California Home Financing Authority, Single
                         Family Mortgage (GNMA), Alternative Minimum Tax,
                         8.125%, 2/01/21                                                No Opt. Call            AAA        775,540
      1,000,000     Southern California Public Power Authority,
                         4.750%, 7/01/16                                                 7/04 at 102            Aaa        843,980
      2,375,000     University of California, 6.875%, 9/01/16 (Pre-refunded
                         to 9/01/02)                                                     9/02 at 102             A-      2,748,397
    $62,500,000     Total Investments - (cost $53,886,667) - 93.1%                                                      57,439,129
    ===========
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 3.1%
    $   995,000     California Health Facilities Financing Authority (St.
                         Joseph Health System), Series B, Variable Rate Demand
                         Bonds, 3.200%, 7/01/13t                                                             VMIG-1        995,000
        900,000     Santa Clara County Transit District, Refunding
                         Equipment Trust Certificates, Variable Rate Demand
                         Bonds, 3.500%, 6/01/15t                                                             VMIG-1        900,000
    $ 1,895,000     Total Temporary Investments - 3.1%                                                                   1,895,000
    ===========
                    Other Assets Less Liabilities - 3.8%                                                                 2,361,979
                    Net Assets - 100%                                                                                  $61,696,108
                                                                                                                       ===========
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa           8            $14,525,352            25%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           7             15,086,819            26
  PORTFOLIO OF                                  A+                            A1           1              2,147,637             4
  INVESTMENTS                                A, A-                     A, A2, A3           9             15,861,999            27
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           1              2,129,240             4
  TEMPORARY                           BB+, BB, BB-             Ba1, Ba, Ba2, Ba3           1              1,028,660             2
  INVESTMENTS):                          Non-rated                     Non-rated           3              6,659,422            12
  TOTAL                                                                                   30            $57,439,129           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC. (NCP)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  7,900,000     California Department of Veterans Affairs, Home
                         Purchase, Alternative Minimum Tax, 8.300%, 8/01/19              8/98 at 102             Aa   $  8,246,336
      2,000,000     California Educational Facilities Authority (St. Mary's
                         College of California), 7.500%, 10/01/20 (Pre-refunded
                         to 10/01/00)                                                   10/00 at 102            Aaa      2,305,660
      6,000,000     California General Obligation, 5.750%, 3/01/14                       3/05 at 101             A1      5,794,740
      5,500,000     California Health Facilities Financing Authority (Pomona
                         Valley Hospital Medical Center), 9.750%, 1/01/19                1/00 at 102             A-      6,609,020
      2,000,000     California Health Facilities Financing Authority (Kaiser
                         Permanente), 7.000%, 10/01/08                                  10/99 at 102            Aa2      2,119,920
      6,500,000     California Health Facilities Financing Authority,
                         (Children's Hospital - San Diego), 7.000%, 7/01/13              7/00 at 102            Aaa      7,115,615
      2,780,000     California Health Facilities Financing Authority (Valley
                         Memorial Hospital), 6.000%, 5/01/17                             5/03 at 102              A      2,691,401
                    California Health Facilities Financing Authority (Health
                         Dimensions, Inc.):
      4,175,000          7.250%, 5/01/03                                                 5/00 at 102             Ba      4,294,029
      5,000,000          7.500%, 5/01/15                                                 5/00 at 102             Ba      5,030,350
      4,800,000     California Health Facilities Financing Authority (Sisters
                         of Providence), 7.500%, 10/01/10                               10/00 at 102            AA-      5,232,912
      6,795,000     California Housing Finance Agency, Home Mortgage,
                         Alternative Minimum Tax, 7.700%, 8/01/30                        2/00 at 102             Aa      7,202,904
      4,000,000     California Housing Finance Agency, Alternative
                         Minimum Tax, 7.125%, 2/01/26                                    2/05 at 102             Aa      4,215,480
      3,000,000     California Statewide Communities Development
                         Authority (Triad Healthcare), Certificates of
                         Participation, 6.250%, 8/01/06                                 No Opt. Call              A      3,047,220
      6,080,000     Anaheim Memorial Hospital, Certificates of Participation,
                         7.125%, 5/15/13 (Pre-refunded to 5/15/00)                       5/00 at 102            Aaa      6,886,938
      7,520,000     Antelope Valley Hospital District, Certificates of
                         Participation, 7.350%, 1/01/20                                  1/98 at 102              A      7,824,710
      4,720,000     Central California Joint Powers Health Finance Authority,
                         Certificates of Participation, 5.000%, 2/01/23                  2/03 at 100              A      3,798,656
     12,600,000     Chula Vista (San Diego Gas and Electric Company),
                         Alternative Minimum Tax, 6.400%, 12/01/27                      12/02 at 102            Aaa     12,880,476
      1,850,000     Coalinga Certificates of Participation, 7.000%, 4/01/10              4/00 at 102           BBB+      1,904,723
      4,000,000     Contra Costa Water District, 6.750%, 10/01/20
                         (Pre-refunded to 10/01/00)                                     10/00 at 102            AA-      4,480,120
      4,000,000     Contra Costa County, Home Mortgage (GNMA),
                         Alternative Minimum Tax, 8.250%, 6/01/21                       No Opt. Call            Aaa      5,418,680
      2,000,000     Cudahy Redevelopment Agency, Tax Allocation,
                         6.700%, 9/01/24                                                 9/03 at 102            BBB      2,001,440
      3,000,000     Desert Hospital District, Certificates of Participation,
                         8.100%, 7/01/20 (Pre-refunded to 7/01/00)                       7/00 at 102            AAA      3,532,650
     10,000,000     East Bay Municipal Utility District, Water System,
                         7.500%, 6/01/18 (Pre-refunded to 6/01/00)                       6/00 at 102            Aaa     11,496,000
      3,000,000     Folsom Public Financing Authority, Local Agency,
                         7.250%, 10/01/10                                               10/00 at 102           BBB+      3,141,420
      3,000,000     Fontana Public Financing Authority, Tax Allocation
                         (North Fontana Redevelopment Project),
                         7.250%, 9/01/20                                                 9/00 at 102              A      3,169,740
      5,000,000     Foothill/Eastern Transportation Corridor Agency,
                         6.000%, 1/01/34                                                 1/05 at 102           BBB-      4,563,300
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Fresno Unified School District, Certificates of Participation:
   $  1,700,000          6.600%, 5/01/08                                                 5/00 at 102              A   $  1,758,004
      1,765,000          6.700%, 5/01/09                                                 5/00 at 102              A      1,825,998
      2,500,000     Fruitvale School District, Certificates of Participation,
                         7.875%, 6/01/04                                                 6/00 at 102            Baa      2,778,000
      2,000,000     LaQuinta Redevelopment Agency, Tax Allocation,
                         8.400%, 9/01/12 (Pre-refunded to 9/01/00)                       9/00 at 102            Aaa      2,391,740
      1,700,000     Lancaster Housing Authority (Brierwood Mobile Home
                         Park Project), 7.200%, 4/01/24                                  4/99 at 102           BBB+      1,724,718
      6,750,000     Los Angeles Airport, 7.400%, 5/01/10
                         (Pre-refunded to 5/01/97)                                       5/97 at 102             Aa      7,246,868
                    Los Angeles Department of Water and Power, Electric
                         Plant:
      2,500,000          7.900%, 5/01/28                                                 5/98 at 102             Aa      2,766,200
      5,180,000          5.000%, 10/15/33                                               10/03 at 102             Aa      4,320,275
                    Los Angeles Department of Water and Power, Waterworks
                         System:
      3,000,000          4.500%, 5/15/13                                                 5/03 at 102             Aa      2,417,400
      4,270,000          4.500%, 5/15/18                                                 5/03 at 102             Aa      3,418,007
                    Los Angeles Wastewater System:
      5,600,000          7.625%, 8/01/14 (Pre-refunded to 8/01/98)                       8/98 at 102            Aaa      6,251,448
      5,000,000          7.100%, 6/01/18                                                 6/99 at 102             A1      5,460,000
      2,405,000     Los Angeles County, Community Development
                         Commission, Los Tomas Apartments, FHA-Insured,
                         6.500%, 7/15/23                                                 5/03 at 100            Aaa      2,442,374
      7,000,000     Los Angeles County Transportation Commission, Sales
                         Tax, 8.000%, 7/01/16 (Pre-refunded to 7/01/97)                  7/97 at 102            Aaa      7,640,710
      2,000,000     Mendocino County, Certificates of Participation,
                         6.000%, 8/15/23                                                 8/03 at 102              A      1,876,680
      3,070,000     Metropolitan Water District of Southern California,
                         6.750%, 6/01/22                                                 6/96 at 102             Aa      3,168,608
      2,445,000     Nevada County, Certificates of Participation,
                         7.250%, 6/01/08                                                 6/01 at 102            Baa      2,486,541
      4,100,000     Northern California Power Agency, 7.150%, 7/01/24                    7/98 at 102              A      4,381,178
      3,415,000     Oakland Pension Financing, 7.600%, 8/01/21                           8/98 at 102            Aaa      3,789,933
      4,410,000     Pleasanton Joint Powers Financing Authority,
                         6.000%, 9/02/05                                                 9/03 at 102            Baa      4,489,601
      8,000,000     Port of Oakland, 8.000%, 11/01/00                                   No Opt. Call            Aaa      9,237,360
                    Rancho Cucamonga Redevelopment Agency, Tax Allocation:
      2,285,000          7.125%, 9/01/19 (Pre-refunded to 9/01/99)                       9/99 at 102            Aaa      2,568,340
      2,215,000          7.125%, 9/01/19                                                 9/99 at 102            Aaa      2,433,643
      3,365,000     San Bernadino County Waterworks District No. 8,
                         Certificates of Participation, 6.700%, 6/01/18
                         (Mandatory put 6/01/96)                                        No Opt. Call           Baa2      3,391,516
      2,000,000     San Diego Redevelopment Agency (Marina Redevelopment
                         Project), 8.750%, 12/01/08 (Pre-refunded to 12/01/97)      12/97 at 101 1/2            Aaa      2,237,080
      3,500,000     San Diego Redevelopment Agency, Tax Allocation,
                         (Columbia Redevelopment Project), 8.750%, 12/01/08
                         (Pre-refunded to 12/01/97)                                 12/97 at 101 1/2            Aaa      3,914,890
      2,700,000     San Diego County Water Authority, 7.300%, 5/01/09
                         (Pre-refunded to 5/01/97)                                       5/97 at 102            Aaa      2,899,908
      2,650,000     San Diego County Water Authority, Certificates of
                         Participation, 6.375%, 5/01/06                                  5/01 at 102             Aa      2,786,449
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  3,500,000     San Francisco Sewer, 7.250%, 10/01/15 (Pre-refunded
                         to 10/01/97)                                               10/97 at 101 1/2            Aaa   $  3,785,110
      6,470,000     San Leandro Certificates of Participation, 5.950%, 6/01/23           6/03 at 102              A      6,061,678
      3,075,000     Santa Maria Hospital (Marian Medical Center), Certificates
                         of Participation, 7.100%, 9/01/13                               9/97 at 102              A      3,184,901
      2,500,000     Sierra View Local Hospital District, 6.400%, 3/01/22                 3/02 at 102              A      2,428,650
      3,385,000     Southern California Home Financing Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         7.625%, 10/01/23                                               10/00 at 102            AAA      3,606,819
      7,000,000     Southern California Public Power Authority,
                         7.375%, 7/01/21                                             7/96 at 102 1/2             Aa      7,377,160
      2,550,000     Suisun City Redevelopment Agency, Tax Allocation,
                         5.900%, 10/01/23                                               10/03 at 102            Aaa      2,488,367
      4,000,000     Tracy Community Memorial Hospital, 8.625%, 1/01/18
                         (Pre-refunded to 1/01/97)                                       1/97 at 102              A      4,310,640
      3,975,000     University of California Hospital (University of California
                         Los Angeles Medical Center), 7.300%, 12/01/20
                         (Pre-refunded to 12/01/98)                                     12/98 at 102             A+      4,427,672
      1,830,000     Upland Hospital (San Antonio Community Hospital),
                         7.125%, 1/01/11                                                 1/96 at 102              A      1,884,881
   $263,030,000     Total Investments - (cost $258,046,646) - 98.2%                                                    276,663,787
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.3%
   $    100,000     California Health Facilities Financing Authority (St.
                         Joseph Health System), Series A, Variable Rate Demand
                         Bonds, 3.300%, 7/01/13t                                                             VMIG-1        100,000
        200,000     California Pollution Control Finance Authority (Shell Oil
                         Company), Variable Rate Demand Bonds,
                         3.300%, 10/01/07t                                                                   VMIG-1        200,000
        600,000     California Pollution Control Finance Authority (Shell Oil
                         Company), Variable Rate Demand Bonds,
                         3.300%, 10/01/11t                                                                   VMIG-1        600,000
   $    900,000     Total Temporary Investments - 0.3%                                                                     900,000
   ============
                    Other Assets Less Liabilities - 1.5%                                                                 4,202,527
                    Net Assets - 100%                                                                                 $281,766,314
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          21           $105,323,741            38%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          14             64,998,639            23
  PORTFOLIO OF                                  A+                            A1           3             15,682,412             6
  INVESTMENTS                                A, A-                     A, A2, A3          15             54,853,357            20
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           9             26,481,259            10
  TEMPORARY                           BB+, BB, BB-             Ba1, Ba, Ba2, Ba3           2              9,324,379             3
  INVESTMENTS):
  TOTAL                                                                                   64           $276,663,787           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC. (NCO)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  6,250,000     California Health Facilities Authority (Kaiser
                         Permanente), 7.000%, 10/01/18                                  10/99 at 102            Aa2   $  6,638,875
      2,000,000     California Health Facilities Financing Authority (Valley
                         Memorial Hospital), 6.000%, 5/01/17                             5/03 at 102              A      1,936,260
      1,900,000     California Health Facilities Authority, Children's Hospital
                         of San Francisco, 7.500%, 10/01/20                             10/00 at 102            Aaa      2,135,771
      5,000,000     California Health Facilities Financing Authority (Health
                         Dimensions, Inc.), 7.500%, 5/01/15                              5/00 at 102             Ba      5,030,350
      2,265,000     California Housing Finance Agency, Home Mortgage,
                         Alternative Minimum Tax, 8.300%, 8/01/19                        8/98 at 102             Aa      2,423,459
      3,000,000     California Pollution Control Finance Authority (Pacific
                         Gas and Electric), Alternative Minimum Tax,
                         8.750%, 1/01/07                                                12/97 at 102             A2      3,310,230
      6,500,000     California State Department of Water Resources, Central
                         Valley Project, 7.125%, 12/01/24 (Pre-refunded
                         to 6/01/99)                                                 6/99 at 101 1/2            Aaa      7,238,530
      3,000,000     California Statewide Communities Development Authority
                         (Triad Healthcare), Certificates of Participation,
                         6.250%, 8/01/06                                                No Opt. Call              A      3,047,220
      5,000,000     Castaic Lake Water Agency, Certificates of Participation,
                         7.125%, 8/01/16 (Pre-refunded to 8/01/00)                       8/00 at 102            Aaa      5,686,500
      6,800,000     Central California Joint Powers Health Finance Authority,
                         Certificates of Participation, 5.000%, 2/01/23                  2/03 at 100              A      5,472,640
      8,000,000     Chula Vista (San Diego Gas and Electric Company),
                         Alternative Minimum Tax, 6.400%, 12/01/27                      12/02 at 102            Aaa      8,178,080
      3,300,000     Contra Costa Water District, 6.875%, 10/01/20
                         (Pre-refunded to 10/01/00)                                     10/00 at 102            N/R      3,700,257
      5,000,000     Desert Hospital District, Certificates of Participation,
                         8.100%, 7/01/20 (Pre-refunded to 7/01/00)                       7/00 at 102            AAA      5,887,750
      5,000,000     Fontana Public Financing Authority, Tax Allocation
                         (North Fontana Redevelopment Project),
                         7.250%, 9/01/20                                                 9/00 at 102              A      5,282,900
      5,000,000     Foothill/Eastern Transportation Corridor Agency,
                         6.000%, 1/01/34                                                 1/05 at 102           BBB-      4,563,300
      2,580,000     Inglewood Redevelopment Agency, Tax Allocation,
                         5.900%, 7/01/03                                                No Opt. Call            BBB      2,626,646
      1,500,000     Lancaster Housing Authority (Brierwood Mobile Home
                         Park Project), 7.200%, 4/01/24                                  4/99 at 102           BBB+      1,521,810
                    Loma Linda (Loma Linda University Medical Center):
      5,970,000          5.750%, 12/01/03                                               No Opt. Call            BBB      5,712,514
      3,000,000          6.500%, 12/01/18                                               12/03 at 102            BBB      2,868,240
      5,000,000     Los Angeles Convention and Exhibition Center, Certificates
                         of Participation, 7.000%, 8/15/21 (Pre-refunded
                         to 8/15/00)                                                     8/00 at 102            Aaa      5,663,200
      5,000,000     Los Angeles Department of Water and Power,
                         7.200%, 2/15/19                                                 2/99 at 102             Aa      5,504,700
      4,000,000     Los Angeles Department of Harbors, Alternative
                         Minimum Tax, 6.625%, 8/01/19                                    8/02 at 102             Aa      4,131,400
      4,000,000     Los Angeles Wastewater System, 4.700%, 11/01/19                     11/03 at 102            Aaa      3,305,280
      2,000,000     Mendocino County Certificates of Participation,
                         6.000%, 8/15/23                                                 8/03 at 102              A      1,876,680
      5,750,000     Mt. Diablo Unified School District, Special Tax,
                         7.050%, 8/01/20                                                 8/00 at 102            Aaa      6,313,673
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,500,000     Nevada County Certificates of Participation,
                         7.250%, 6/01/08                                                 6/01 at 102            Baa   $  1,525,485
     10,900,000     Ontario Redevelopment Authority, 7.400%, 8/01/25                    No Opt. Call            Aaa     13,228,022
      4,000,000     Orange County Water District, Certificates of Participation,
                         7.000%, 8/15/15                                                 8/00 at 102            Aaa      4,530,560
                    Pomona Public Financing Authority, Lease Purchase:
      4,035,000          7.700%, 10/01/07 (Pre-refunded to 10/01/00)                    10/00 at 102             A-      4,672,005
      2,000,000          7.875%, 10/01/15 (Pre-refunded to 10/01/00)                    10/00 at 102             A-      2,331,460
      4,000,000     Pomona Single Family Mortgage (GNMA and FNMA),
                         7.500%, 8/01/23                                                No Opt. Call            Aaa      4,776,760
      4,000,000     Port of Oakland, 7.250%, 11/01/16                                    5/97 at 102            Aaa      4,271,400
      5,700,000     San Bernadino Certificates of Participation,
                         5.500%, 8/01/22                                                 8/05 at 102            Aaa      5,278,542
      7,000,000     San Diego Redevelopment Agency (Marina Redevelopment
                         Project), 8.750%, 12/01/08 (Pre-refunded to 12/01/97)      12/97 at 101 1/2            Aaa      7,829,780
      2,000,000     Sierra View Local Hospital District, 6.400%, 3/01/22                 3/02 at 102              A      1,942,920
      3,450,000     Southern California Public Power Authority, Transmission
                         Project, 7.875%, 7/01/18 (Pre-refunded to 7/01/96)              7/96 at 103            AAA      3,668,109
      2,000,000     Suisun City Redevelopment Agency, Tax Allocation,
                         5.900%, 10/01/23                                               10/03 at 102            Aaa      1,951,660
      5,000,000     University of California Regents (Seismic Safety Projects),
                         7.300%, 9/01/20 (Pre-refunded to 9/01/98)                       9/98 at 102           BBB+      5,523,900
      4,620,000     Vista Joint Powers Financing Authority, 6.100%, 9/01/20              9/00 at 101             A-      4,371,352
   $167,020,000     Total Investments - (cost $162,644,234) - 98.8%                                                    175,958,220
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.1%
   $    200,000     California Pollution Control Finance Authority (Shell Oil
   ============
                         Company), Variable Rate Demand Bonds,
                         3.300%, 10/01/11t                                                                   VMIG-1        200,000
                    Other Assets Less Liabilities - 1.1%                                                                 1,914,017
                    Net Assets - 100%                                                                                 $178,072,237
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          16           $ 89,943,617            51%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           4             18,698,434            11
  PORTFOLIO OF                               A, A-                     A, A2, A3          10             34,243,667            19
  INVESTMENTS                      BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           7             24,341,895            14
  (EXCLUDING                          BB+, BB, BB-             Ba1, Ba, Ba2, Ba3           1              5,030,350             3
  TEMPORARY                              Non-rated                     Non-rated           1              3,700,257             2
  INVESTMENTS):
  TOTAL                                                                                   39           $175,958,220           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQC)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  3,000,000     California Educational Facilities Authority (Chapman
                         College), 7.300%, 1/01/02                                      No Opt. Call            Baa   $  3,306,210
      8,530,000     California Educational Facilities Authority (Loyola
                         Marymount University), 8.125%, 10/01/17
                         (Pre-refunded to 10/01/97)                                     10/97 at 102            Aaa      9,412,258
     13,335,000     California General Obligation, 5.750%, 3/01/13                       3/05 at 101             A1     12,837,204
                    California Health Facilities Financing Authority
                         (Health Dimensions, Inc.):
      2,300,000          7.500%, 5/01/15                                                 5/00 at 102             Ba      2,313,961
      4,395,000          7.000%, 5/01/20                                                 5/00 at 102            Baa      4,163,120
      8,075,000     California Health Facilities Financing Authority
                         (Cedars-Sinai Medical Center), 7.000%, 11/01/15
                         (Pre-refunded to 11/01/00)                                     11/00 at 102            N/R      9,052,398
     10,500,000     California Health Facilities Financing Authority (Kaiser
                         Permanente Medical Care Program), 7.000%, 12/01/10             12/00 at 102            Aa3     11,301,675
                    California Housing Finance Agency, Home Mortgage,
                         Alternative Minimum Tax:
      1,845,000          8.350%, 8/01/19                                                 8/98 at 102             Aa      1,973,449
      3,020,000          8.300%, 8/01/19                                                 8/98 at 102             Aa      3,231,279
      1,370,000          8.000%, 8/01/29                                                 8/99 at 102             Aa      1,461,749
        500,000     California Housing Finance Agency, Multi-Unit Rental
                         Housing, Alternative Minimum Tax, 6.875%, 8/01/24               8/02 at 102             A1        511,480
      4,350,000     California Pollution Control Financing Authority (Pacific
                         Gas and Electric Company), Alternative Minimum Tax,
                         8.875%, 1/01/10                                                12/97 at 102             A2      4,874,045
      8,300,000     California Pollution Control Finance Authority
                         (Laidlaw, Inc.), Alternative Minimum Tax,
                         6.500%, 5/01/02                                                 5/97 at 102            Aa3      8,617,641
      5,500,000     California Pollution Control Finance Authority Resource
                         Recovery (Waste Management), Alternative Minimum
                         Tax, 7.150%, 2/01/11                                            2/01 at 102             A1      5,845,620
      3,500,000     California State Public Works Board, Department of
                         Corrections (California State Prison-Monterey County),
                         6.875%, 11/01/14                                               11/04 at 102              A      3,724,175
      3,000,000     California Statewide Communities Development
                         Authority (Triad Healthcare), Certificates of Participation,
                         6.250%, 8/01/06                                                No Opt. Call              A      3,047,220
      7,000,000     Adelanto Certificates of Participation, 7.100%, 4/01/10              4/00 at 102            BBB      7,202,650
      2,195,000     Bell Community Redevelopment Agency, Tax Allocation,
                         6.300%, 11/01/13                                               11/03 at 102            Aaa      2,251,060
      5,885,000     Calaveras County Water District, Certificates of
                         Participation, 6.900%, 5/01/16 (Pre-refunded to 5/01/01)        5/01 at 102            Aaa      6,694,541
      7,260,000     Central California Joint Powers, Health Finance Authority,
                         Certificates of Participation, 5.500%, 2/01/15                  2/03 at 102              A      6,557,668
      7,945,000     Chula Vista (San Diego Gas and Electric Company),
                         Alternative Minimum Tax, 6.400%, 12/01/27                      12/02 at 102            Aaa      8,121,856
      5,500,000     Cupertino Open Space Acquisition Project,
                         Certificates of Participation, 7.125%, 4/01/16
                         (Pre-refunded to 4/01/01)                                       4/01 at 102            N/R      6,253,225
      4,500,000     Desert Hospital District, Certificates of Participation,
                         8.000%, 7/01/10 (Pre-refunded to 7/01/00)                       7/00 at 102            AAA      5,279,580
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  8,650,000     Fontana Public Financing Authority, Tax Allocation,
                         7.750%, 12/01/20 (Pre-refunded to 12/01/01)                    12/01 at 102            N/R   $ 10,281,217
                    Fresno Unified School District, Certificates of Participation:
      1,050,000          6.600%, 5/01/07                                                 5/00 at 102              A      1,091,087
      2,750,000          7.200%, 5/01/11                                                 5/01 at 102              A      2,910,298
      2,350,000     Lancaster Housing Authority (Brierwood Mobile Home
                         Park Project), 7.100%, 4/01/14                                  4/99 at 102           BBB+      2,427,127
      5,000,000     Loma Linda (Loma Linda University Medical Center),
                         6.500%, 12/01/18                                               12/03 at 102            BBB      4,780,400
      5,000,000     Los Angeles Community Redevelopment Agency Tax
                         Allocation (Central Business District), 6.750%, 7/01/10         7/96 at 102             A-      5,121,350
      7,990,000     Los Angeles Department of Water & Power Electric Plant,
                         7.100%, 1/15/31                                                 1/01 at 102             Aa      8,970,373
      6,000,000     Los Angeles Wastewater System, 7.100%, 2/01/21
                         (Pre-refunded to 2/01/99)                                       2/99 at 102            Aaa      6,654,300
                    Los Angeles County Transportation Commission, Sales Tax:
      5,000,000          8.000%, 7/01/16 (Pre-refunded to 7/01/97)                       7/97 at 102            Aaa      5,457,650
      5,500,000          6.750%, 7/01/20 (Pre-refunded to 7/01/01)                       7/01 at 102            Aaa      6,234,360
                    M-S-R Public Power Agency (San Juan Project):
      2,500,000          6.875%, 7/01/19                                                 1/97 at 102              A      2,609,625
      1,000,000          5.500%, 7/01/21                                                 1/97 at 100              A        903,190
      1,815,000     Metropolitan Water District of Southern California,
                         6.750%, 6/01/22                                                 6/96 at 102             Aa      1,873,298
                    Monterey Regional Wastewater Finance Authority:
      1,200,000          0.000%, 6/01/06                                            6/04 at 94 19/32            Aaa        668,976
      1,200,000          0.000%, 6/01/07                                              6/04 at 89 1/2            Aaa        624,960
      1,200,000          0.000%, 6/01/08                                              6/04 at 84 1/2            Aaa        581,748
      1,000,000          0.000%, 6/01/09                                            6/04 at 79 11/16            Aaa        447,150
      8,000,000     Mt. Diablo Hospital District, 8.000%, 12/01/11
                         (Pre-refunded to 12/01/00)                                     12/00 at 102            Aaa      9,480,080
      3,455,000     Northern California Power Agency, 7.150%, 7/01/24                    7/98 at 102              A      3,691,944
      3,600,000     Ontario Redevelopment Authority, 7.400%, 8/01/25                    No Opt. Call            Aaa      4,368,888
      5,500,000     Orange County Water District, Certificates of
                         Participation, 5.000%, 8/15/18                                  8/03 at 100             Aa      4,568,465
      8,000,000     Pittsburg Redevelopment Agency (Los Medanos
                         Community Project), Tax Allocation, 7.150%, 8/01/21
                         (Pre-refunded to 8/01/01)                                       8/01 at 103            Aaa      9,297,280
      6,505,000     Poway Redevelopment Agency, Certificates of
                         Participation, 7.200%, 1/01/24                                  1/01 at 102            Aaa      6,947,860
     10,000,000     Sacramento Municipal Utility District, 7.875%, 8/15/16
                         (Pre-refunded to 8/15/98)                                       8/98 at 102            Aaa     11,244,700
      4,000,000     San Bernadino County, County Center/Justice Center
                         Capital Improvement Project, Certificates of
                         Participation, 7.600%, 7/01/15 (Pre-refunded to 7/01/96)        7/96 at 102            Aaa      4,205,160
      9,000,000     San Jose Redevelopment Agency, Tax Allocation,
                         4.750%, 8/01/24                                                 2/04 at 102            Aaa      7,379,100
      2,000,000     San Leandro Redevelopment Agency, Tax Allocation,
                         6.125%, 6/01/23                                                 6/03 at 102             A-      1,916,280
      1,785,000     Southern California Home Financing Authority, Single
                         Family Mortgage (GNMA and FNMA), Alternative
                         Minimum Tax, 7.350%, 9/01/24                                    3/01 at 102            AAA      1,894,563
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  8,795,000     Southern California Public Power Authority, Palo Verde
                         Project, 7.125%, 7/01/15 (Pre-refunded to 7/01/96)              7/96 at 102            AAA   $  9,212,147
      8,000,000     Southern California Public Power Authority,
                         7.375%, 7/01/21                                             7/96 at 102 1/2             Aa      8,431,040
      2,000,000     Vacaville Community Center, Theater and Library,
                         Certificates of Participation, 7.200%, 12/01/13
                         (Pre-refunded to 12/01/98)                                     12/98 at 102              A      2,219,140
      3,500,000     West Contra Costa Hospital District, 6.500%, 11/01/17               11/04 at 102             A+      3,483,304
      3,365,000     West Side Hospital District, 7.500%, 2/01/23                         2/01 at 102              A      3,592,507
   $268,515,000     Total Investments - (cost $262,930,684) - 97.0%                                                    281,603,631
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 1.0%
   $  1,000,000     California Health Facilities Financing Authority
                         (St. Joseph Health System), Series A, Variable Rate
                         Demand Bonds, 3.300%, 7/01/13t                                                      VMIG-1      1,000,000
        700,000     California Health Facilities Financing Authority
                         (St. Francis Memorial Hospital), Series 1993B, Variable
                         Rate Demand Bonds, 3.350%, 11/01/19t                                                   P-1        700,000
      1,200,000     Santa Ana Health Facilities Authority (Town & Country),
                         Variable Rate Demand Bonds, 3.250%, 10/01/20t                                          A-1      1,200,000
   $  2,900,000     Total Temporary Investments - 1.0%                                                                   2,900,000
   ============
                    Other Assets Less Liabilities - 2.0%                                                                 5,922,315
                    Net Assets - 100%                                                                                 $290,425,946
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          21           $116,458,217            41%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           9             50,428,969            18
  PORTFOLIO OF                                  A+                            A1           4             22,677,608             8
  INVESTMENTS                                A, A-                     A, A2, A3          13             42,258,529            15
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           5             21,879,507             8
  TEMPORARY                           BB+, BB, BB-             Ba1, Ba, Ba2, Ba3           1              2,313,961             1
  INVESTMENTS):                          Non-rated                     Non-rated           3             25,586,840             9
  TOTAL                                                                                   56           $281,603,631           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC. (NVC)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    California General Obligation:
   $ 10,000,000          5.150%, 10/01/19                                               10/03 at 102             A1   $  8,672,600
      7,025,000          5.750%, 3/01/23                                                 3/04 at 102             A1      6,663,353
      3,000,000     California Health Facilities Financing Authority
                         (Catholic Healthcare West), 4.750%, 7/01/19                     7/04 at 102            Aaa      2,486,190
     15,500,000     California Health Facilities Financing Authority
                         (Pomona Valley Hospital Medical Center),
                         7.000%, 1/01/18                                             1/00 at 101 1/2             A-     15,846,890
      5,000,000     California Health Facilities Authority (H.E.L.P. Group),
                         7.000%, 8/01/21                                                 8/01 at 102              A      5,270,850
                    California Health Facilities Financing Authority
                         (Kaiser Permanente):
      7,485,000          6.500%, 3/01/11                                                 3/01 at 102            Aa2      7,600,119
      5,000,000          6.250%, 3/01/21                                                 3/01 at 102            Aa2      4,962,200
                    California Housing Finance Agency, Home Mortgage:
      5,270,000          7.250%, 8/01/17                                                 2/00 at 102             Aa      5,550,363
      1,415,000          8.125%, 8/01/19                                                 8/98 at 102             Aa      1,523,982
      6,230,000     California Housing Finance Agency Single Family
                         Mortgage, Alternative Minimum Tax, 6.350%, 8/01/15              5/05 at 102            Aaa      6,344,944
      3,150,000     California Housing Finance Agency, Home Mortgage,
                         Alternative Minimum Tax, 7.050%, 8/01/27                        8/01 at 102             Aa      3,265,479
                    California Housing Finance Agency, Alternative
                         Minimum Tax:
      2,355,000          6.200%, 2/01/07                                                 8/04 at 102             Aa      2,434,104
      2,590,000          6.300%, 8/01/08                                                 8/04 at 102             Aa      2,680,780
      3,455,000          7.200%, 2/01/26                                                 8/01 at 102            Aaa      3,641,846
      9,650,000     California Pollution Control Finance Authority
                         Pollution Control (Southern California Edison Company),
                         Alternative Minimum Tax, 6.900%, 12/01/17                      12/01 at 102            Aa3     10,098,822
     10,350,000     California Pollution Control Finance Authority (San
                         Diego Gas & Electric Company), Alternative
                         Minimum Tax, 6.800%, 6/01/15                                   No Opt. Call            Aa3     11,889,149
      3,500,000     California Pollution Control Finance Authority (Pacific
                         Gas and Electric Company), 5.850%, 12/01/23                    12/03 at 102            Aaa      3,350,690
      3,000,000     California Pollution Control Finance Authority (North
                         County Recycling Center), 6.750%, 7/01/17                       7/00 at 100            Aaa      3,110,580
      3,310,000     California Public Works Board (California Community
                         Colleges), 7.250%, 9/01/05                                      9/01 at 102              A      3,652,221
     10,525,000     California Public Works Board, Department of Corrections,
                         5.750%, 9/01/21                                                 9/01 at 100              A      9,840,138
      3,500,000     California Rural Mortgage Finance Authority Single
                         Family Mortgage-Backed Securities Program,
                         7.750%, 9/01/26 (WI)                                           No Opt. Call            AAA      3,888,220
      5,000,000     California State Public Works Board (Trustees of
                         California State University), 6.000%, 9/01/15                   9/05 at 100              A      4,880,650
      3,000,000     California Statewide Communities Development
                         Corporation (Pacific Homes), Certificates of
                         Participation, 6.000%, 4/01/17                                  4/03 at 102              A      2,873,940
      1,775,000     California Statewide Communities Development
                         Authority (St. Joseph Health System), 5.500%, 7/01/23           7/03 at 102             Aa      1,602,381
      6,240,000     California Statewide Communities Development
                         Authority (Catholic Healthcare West Obligated Group),
                         Certificates of Participation, 5.500%, 7/01/23                  7/03 at 102            Aaa      5,756,525
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    California Veterans General Obligation, Alternative
                         Minimum Tax:
   $ 11,405,000          6.400%, 2/01/20                                                 2/98 at 102             A1   $ 11,434,539
      3,550,000          6.400%, 2/01/22                                                 2/98 at 102             A1      3,540,770
      5,120,000     ABAG Finance Authority for Nonprofit Corporations
                         (Stanford University Hospital), Certificates of
                         Participation, 5.250%, 11/01/08                                11/03 at 102            AA-      4,935,731
      9,725,000     Avalon Community Improvement Agency, Tax
                         Allocation, 7.250%, 8/01/21                                     8/01 at 102             A-     10,293,232
                    Brea Public Financing Authority Tax Allocation:
      5,285,000          6.750%, 8/01/22 (Pre-refunded to 8/01/01)                       8/01 at 102            Aaa      5,998,316
      2,215,000          6.750%, 8/01/22                                                 8/01 at 102            Aaa      2,332,572
      3,005,000     Calaveras Unified School District, Certificates of
                         Participation, 5.375%, 7/01/26                                  7/03 at 102            Aaa      2,707,415
      5,000,000     Cerritos Public Finance Authority (Los Cerritos
                         Redevelopment Project), 6.050%, 11/01/20                       11/03 at 102             A-      4,776,000
        285,000     Concord, Santa Cruz, South Gate, Certificates of
                         Participation, 7.625%, 6/01/11                                 12/95 at 100             A-        288,902
      2,110,000     Contra Costa County Home Mortgage (GNMA),
                         Alternative Minimum Tax, 7.700%, 11/01/09                      No Opt. Call            Aaa      2,444,414
      7,000,000     East Bay Municipal Utility District, Water System,
                         6.375%, 6/01/12 (Pre-refunded to 12/01/01)                     12/01 at 102            Aaa      7,846,160
      8,000,000     Elk Grove Unified School District, Community
                         Facilities District, Special Tax, 6.800%, 12/01/20             12/99 at 102            Aaa      8,546,960
      8,180,000     Fresno Unified School District, Certificates of
                         Participation, 6.850%, 5/01/12                                  5/99 at 102              A      8,375,011
                    Inglewood Civic Center, Certificates of Participation:
      5,515,000          7.000%, 8/01/11                                                 8/01 at 102              A      5,714,147
      5,000,000          7.000%, 8/01/19                                                 8/01 at 102              A      5,164,900
      3,000,000          6.500%, 8/01/21                                                 8/01 at 102              A      3,003,450
      9,625,000     Lancaster Redevelopment Agency, Tax Allocation,
                         5.800%, 8/01/23                                                 8/03 at 102            Aaa      9,314,594
                    Loma Linda (Loma Linda University Medical Center):
      5,460,000          7.000%, 12/01/10 (Pre-refunded to 12/01/00)                    12/00 at 102            Aaa      6,216,428
      6,500,000          7.000%, 12/01/15                                               12/99 at 102            Aaa      7,112,625
      9,350,000          5.375%, 12/01/22 (DD)                                          12/03 at 102            Aaa      8,499,898
      2,930,000     Los Angeles (Ararat Homes of Los Angeles), Certificates
                         of Participation, 7.250%, 6/01/21                               6/01 at 102              A      3,096,365
      2,000,000     Los Angeles Convention and Exhibition Center
                         Authority, 5.375%, 8/15/18                                      8/03 at 102            Aaa      1,842,880
                    Los Angeles Department of Water and Power,
                         Electric Plant:
      3,015,000          5.125%, 10/15/24                                               10/03 at 102            Aaa      2,638,758
      3,500,000          7.250%, 9/15/30                                                 9/00 at 102             Aa      3,958,325
      6,375,000          7.100%, 1/15/31                                                 1/01 at 102             Aa      7,157,213
      4,255,000     Los Angeles Unified School District, Certificates of
                         Participation, 7.000%, 5/01/99                                 No Opt. Call              A      4,574,806
                    Los Angeles Wastewater System:
      5,000,000          5.700%, 6/01/13                                                 6/03 at 102            Aaa      4,933,600
      3,000,000          7.100%, 6/01/18                                                 6/99 at 102             A1      3,276,000
      3,300,000          7.150%, 6/01/20 (Pre-refunded to 6/01/00)                       6/00 at 102              A      3,723,357
      6,070,000          7.100%, 2/01/21 (Pre-refunded to 2/01/99)                       2/99 at 102            Aaa      6,731,934
      8,130,000     Los Angeles County Metropolitan Transportation
                         Authority, Sales Tax, 5.625%, 7/01/18                           7/03 at 102            Aaa      7,752,849
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $ 10,000,000     Los Angeles County Public Works Finance Authority
                         (Los Angeles County Regional Park and Open Space),
                         6.000%, 10/01/15                                               10/04 at 102             Aa   $  9,930,200
      7,500,000     Los Angeles County Transportation Commission, Sales
                         Tax, 6.900%, 7/01/21 (Pre-refunded to 7/01/01)                  7/01 at 102            Aaa      8,554,500
      6,000,000     Madera County Certificates of Participation,
                         5.750%, 3/15/28                                                 3/05 at 102            Aaa      5,745,060
      3,325,000     Mammoth County Water District, Certificates of
                         Participation, 7.400%, 12/15/10                                12/00 at 103             A-      3,645,630
     10,135,000     Metropolitan Water District of Southern California,
                         8.000%, 7/01/08                                                No Opt. Call             Aa     12,593,650
      6,375,000     Mt. Diablo Hospital District, 7.000%, 12/01/17
                         (Pre-refunded to 12/01/00)                                     12/00 at 102            Aaa      7,258,193
     14,240,000     Northern California Power Agency, 7.150%, 7/01/24                    7/98 at 102              A     15,216,579
                    Palm Springs Financing Authority Tax Allocation:
      1,705,000          6.800%, 8/01/11 (Pre-refunded to 8/01/05)                       8/05 at 100              A      1,942,558
      1,390,000          6.800%, 8/01/11                                                 8/01 at 102              A      1,445,767
      2,435,000     Pleasanton Joint Powers Financing Authority,
                         6.150%, 9/02/12                                                 9/03 at 102            Baa      2,414,741
                    Riverside Public Financing Authority:
      3,700,000          8.000%, 2/01/18 (Pre-refunded to 2/01/01)                       2/01 at 102            N/R      4,348,869
      2,550,000          8.000%, 2/01/18                                                 2/01 at 102            N/R      2,622,726
     19,000,000     Sacramento City Financing Authority, 6.800%, 11/01/20
                         (Pre-refunded to 11/01/01)                                     11/01 at 102            Aaa     21,684,130
      1,350,000     St. Helena Certificates of Participation, 7.875%, 6/01/11            6/00 at 102            BBB      1,453,721
      1,250,000     San Benito County, CSAC Lease Finance, Certificates of
                         Participation, 7.400%, 8/01/11                                  8/98 at 102           Baa1      1,305,663
      3,920,000     San Diego (Balboa Park and Mission Bay Park),
                         Certificates of Participation, 6.900%, 7/15/21                  7/01 at 100             Aa      4,056,847
      3,450,000     San Francisco Airports Commission, Alternative
                         Minimum Tax, 6.500%, 5/01/24                                    5/04 at 102            Aaa      3,532,214
      5,235,000     San Francisco City and County Redevelopment
                         Financing Authority, Tax Allocation, 5.125%, 8/01/18            8/03 at 103              A      4,465,821
      5,000,000     San Mateo County Joint Powers Financing Authority
                         (San Mateo County Health Center), 6.125%, 7/15/14               7/04 at 102            Aaa      5,037,000
      4,000,000     Santa Clara County (Terrace of Los Gatos Project),
                         Certificates of Participation, 6.900%, 3/01/18                  3/01 at 102              A      4,103,320
                    Santa Clarita Public Finance Authority:
      6,800,000          7.000%, 10/01/20                                               10/95 at 100             A-      6,825,092
      3,000,000          6.750%, 10/01/21                                               10/01 at 102             A-      3,157,920
      6,925,000     Santa Monica Community College District, Certificates
                         of Participation, 7.150%, 6/01/08                               6/01 at 102              A      7,433,157
      2,920,000     Southern California Home Financing Authority,
                         Single Family Mortgage, Alternative Minimum Tax,
                         6.900%, 10/01/24                                               10/01 at 102            AAA      3,025,675
      6,500,000     Tri City Hospital District, 7.500%, 2/01/17                          2/02 at 102            Aaa      7,350,395
     10,000,000     Tustin Community Redevelopment Agency,
                         Subordinate Tax Allocation, 6.800%, 12/01/16                   12/01 at 102            Aaa     10,680,900
                    University of California:
      3,300,000          6.875%, 9/01/16 (Pre-refunded to 9/01/02)                       9/02 at 102             A-      3,818,826
      8,000,000          6.750%, 9/01/23 (Pre-refunded to 9/01/99)                       9/99 at 102            Aaa      8,888,800
      3,000,000     Westminster Redevelopment Agency, Tax Allocation,
                         7.300%, 8/01/21                                                 8/01 at 102           Baa1      3,072,000
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,665,000     Yosemite College District, Certificates of Participation,
                         7.750%, 7/01/11                                                 7/01 at 102            BBB   $  1,788,243
      5,715,000     Puerto Rico Housing Bank and Finance Agency,
                         Single Family Mortgage, Alternative Minimum Tax,
                         6.250%, 4/01/29                                                 4/05 at 102            Aaa      5,737,973
   $470,615,000     Total Investments - (cost $462,755,428) - 99.8%                                                    489,255,337
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.7%
   $  1,100,000     California Health Facilities Financing Authority
                         (St. Francis Memorial Hospital), Series 1993B,
                         Variable Rate Demand Bonds, 3.350%, 11/01/19t                                          P-1      1,100,000
      1,000,000     California Pollution Control Finance Authority -
                         Pollution Control Revenue Refunding Bonds
                         (Shell Oil), Series 1991A, Variable Rate Demand Bonds,
                         3.300%, 10/01/10t                                                                   VMIG-1      1,000,000
      1,200,000     California Statewide Communities Development
                         Authority (St. Joseph Health System), Certificates
                         of Participation, Variable Rate Demand Bonds,
                         3.200%, 7/01/24t                                                                    VMIG-1      1,200,000
   $  3,300,000     Total Temporary Investments - 0.7%                                                                   3,300,000
                    Other Assets Less Liabilities - (0.5)%                                                             (2,588,406)
                    Net Assets - 100%                                                                                 $489,966,931
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          33           $200,993,238            41%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          16             94,239,345            19
  PORTFOLIO OF                                  A+                            A1           5             33,587,262             7
  INVESTMENTS                                A, A-                     A, A2, A3          26            143,429,529            29
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           5             10,034,368             2
  TEMPORARY                              Non-rated                     Non-rated           2              6,971,595             2
  INVESTMENTS):
  TOTAL                                                                                   87           $489,255,337           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(WI) Security purchased on a when-issued basis (note 1).
(DD) Portion of security purchased on a delayed delivery basis (note 1).

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC. (NUC)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  4,050,000     California Counties Lease Financing Authority,
                         Certificates of Participation, 7.600%, 10/01/19
                         (Pre-refunded to 4/01/98)                                       4/98 at 101              A   $  4,426,205
      2,000,000     California Department of Water Resources (Central
                         Valley Project), 6.400%, 12/01/26                           6/02 at 101 1/2             Aa      2,036,900
      7,430,000     California Educational Facilities Authority (University
                         of San Francisco), 6.400%, 10/01/17                            10/02 at 102              A      7,454,816
      3,000,000     California Educational Facilities Authority (Santa Clara
                         University), 6.250%, 2/01/16                                    2/02 at 102             A1      3,011,460
                    California Educational Facilities Authority (University
                         of San Diego):
      1,965,000          6.500%, 10/01/08                                               10/02 at 102              A      2,025,954
      5,000,000          6.500%, 10/01/22                                               10/02 at 102              A      4,968,100
                    California General Obligation:
     10,000,000          6.400%, 9/01/07                                                No Opt. Call             A1     10,911,700
      2,500,000          7.000%, 2/01/09                                                No Opt. Call             A1      2,844,725
      2,500,000     California Health Facilities Financing Authority
                         (Episcopal Homes), 7.750%, 7/01/06                              7/98 at 102              A      2,699,950
      1,000,000     California Health Facilities Financing Authority (Los
                         Medanos Health Corporation), 7.250%, 3/01/20                    3/00 at 102              A      1,029,130
      4,000,000     California Health Facilities Financing Authority (Valley
                         Memorial Hospital), 6.000%, 5/01/17                             5/03 at 102              A      3,872,520
      3,680,000     California Health Facilities Financing Authority (Health
                         Dimensions, Inc.), 7.375%, 5/01/07                              5/00 at 102             Ba      3,785,469
      3,225,000     California Health Facilities Financing Authority (Kaiser
                         Permanente Medical Care Program), 6.500%, 12/01/20             12/00 at 102            Aa2      3,284,179
      6,000,000     California Health Facilities Financing Authority
                         (Southern California Presbyterian Homes),
                         6.750%, 6/01/21                                                 6/01 at 102              A      6,096,660
                    California Housing Finance Agency, Alternative
                         Minimum Tax:
      1,480,000          8.350%, 8/01/19                                                 8/98 at 102             Aa      1,583,038
      5,000,000          7.125%, 2/01/26                                                 2/05 at 102             Aa      5,269,350
      1,915,000     California Housing Finance Agency, Home Mortgage,
                         Alternative Minimum Tax, 7.050%, 8/01/27                        8/01 at 102             Aa      1,985,204
      5,250,000     California Housing Finance Agency, Multi-Unit Rental
                         Housing, 6.700%, 8/01/15                                        8/02 at 102             A1      5,412,855
      5,000,000     California Pollution Control Finance Authority (Laidlaw,
                         Inc.), Alternative Minimum Tax, 6.500%, 5/01/02                 5/97 at 102            Aa3      5,191,350
     10,000,000     California Pollution Control Finance Authority (Southern
                         California Edison Company), Alternative Minimum Tax,
                         6.900%, 12/01/17                                               12/01 at 102            Aa3     10,465,100
      5,000,000     California Pollution Control Finance Authority (Pacific
                         Gas and Electric Company), Alternative Minimum Tax,
                         6.625%, 6/01/09                                                 6/02 at 102              A      5,182,150
      8,000,000     California Pollution Control Finance Authority (North
                         County Recycling Center), 6.750%, 7/01/17                       7/00 at 100            Aaa      8,294,880
      2,000,000     California Public Works Board, Department of Corrections,
                         6.500%, 9/01/11                                                 9/01 at 102              A      2,039,920
     10,050,000     California Public Works Board (California State University),
                         6.700%, 10/01/17                                               10/02 at 102              A     10,394,213
                    California State Public Works Board, Lease Revenue
                         Bonds (Department of Corrections) (California State
                         Prison-Monterey County):
      6,950,000          6.875%, 11/01/14                                               11/04 at 102              A      7,395,148
      7,625,000          7.000%, 11/01/19                                               11/04 at 102              A      8,154,861
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  7,985,000     California State, Various Purpose General Obligation,
                         Alternative Minimum Tax, 5.750%, 3/01/19                        3/05 at 101              A   $  7,657,615
                    California Statewide Community Development Authority
                         (Cedars-Sinai Medical Center):
      1,250,000          6.500%, 8/01/12                                                No Opt. Call             Aa      1,302,213
     14,000,000          6.500%, 8/01/15                                                 8/02 at 102             A1     14,140,280
      3,570,000     California Statewide Communities Development
                         Authority (Triad Healthcare), Certificates of Participation,
                         6.250%, 8/01/06                                                No Opt. Call              A      3,626,192
                    Alameda County Certificates of Participation:
      7,865,000          6.750%, 6/01/16                                                 6/02 at 102             A+      8,142,005
     10,000,000          6.000%, 6/01/22                                                 6/02 at 102              A      9,453,100
      2,000,000     Coachella Valley Water District, 6.750%, 10/01/12                   10/02 at 102              A      2,082,420
      2,200,000     Coalinga Certificates of Participation, 7.000%, 4/01/10              4/00 at 102           BBB+      2,265,076
      3,000,000     Contra Costa Water District, 6.875%, 10/01/20
                         (Pre-refunded to 10/01/00)                                     10/00 at 102            N/R      3,363,870
     12,805,000     Contra Costa County, Home Mortgage (GNMA),
                         Alternative Minimum Tax, 8.250%, 6/01/21                       No Opt. Call            Aaa     17,346,549
      2,100,000     Cudahy Redevelopment Agency, Tax Allocation,
                         6.700%, 9/01/24                                                 9/03 at 102            BBB      2,101,512
      5,000,000     Culver City Redevelopment Finance Authority, Tax
                         Allocation, 4.600%, 11/01/20                                   11/03 at 102            Aaa      4,052,050
     16,000,000     Delta Counties Home Mortgage Finance Authority,
                         Single Family Mortgage, Alternative Minimum Tax,
                         6.750%, 12/01/25                                                6/02 at 102            AAA     16,304,320
      3,000,000     Fontana Public Financing Authority, Tax Allocation
                         (North Fontana Redevelopment Project),
                         7.250%, 9/01/20                                                 9/00 at 102              A      3,169,740
     10,000,000     Fontana Redevelopment Agency (Jurupa Hills Project),
                         7.100%, 10/01/23                                               10/02 at 102            BBB     10,273,100
      1,700,000     Foothill-de Anza Community College District,
                         Certificates of Deposit, 7.350%, 3/01/07                        3/02 at 102             A-      1,863,489
      5,000,000     Foothill/Eastern Transportation Corridor Agency,
                         6.000%, 1/01/34                                                 1/05 at 102           BBB-      4,563,300
      2,725,000     Fresno Certificates of Participation, 6.625%, 12/01/11              12/00 at 102             A1      2,793,697
                    Fresno Unified School District, Certificates of Participation:
      7,000,000          7.000%, 5/01/12                                                 5/99 at 102         Con(A)      7,236,320
      5,210,000          6.700%, 5/01/12                                                 5/00 at 102              A      5,310,084
      3,250,000     Kern County Housing Authority (North Meadows Project),
                         6.300%, 12/01/97                                               No Opt. Call           Baa1      3,272,555
      8,000,000     Lancaster School District, Certificates of Participation,
                         7.000%, 3/01/22                                                 3/02 at 102            Aaa      8,887,200
      3,110,000     Loma Linda (Loma Linda University Medical Center),
                         6.500%, 12/01/18                                               12/03 at 102            BBB      2,973,409
      5,435,000     Los Angeles Community Redevelopment Agency,
                         6.375%, 9/01/14                                                 9/02 at 102              A      5,373,150
      4,030,000     Los Angeles Department of Water and Power, Electric
                         Plant, 7.375%, 2/01/29                                          2/99 at 102             Aa      4,455,367
                    Los Angeles Department of Water and Power,
                         Waterworks System:
      4,060,000          4.500%, 5/15/13                                                 5/03 at 102             Aa      3,271,548
      8,400,000          4.500%, 5/15/30                                                 5/03 at 102            Aaa      6,430,704
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  4,500,000     Los Angeles Wastewater System, 6.700%, 12/01/21
                         (Pre-refunded to 12/01/00)                                     12/00 at 102            Aaa   $  5,065,245
      2,000,000     Moorpark Redevelopment Agency, Tax Allocation,
                         6.125%, 10/01/18                                               10/03 at 102             A-      1,913,120
     10,000,000     Norco Redevelopment Agency, Tax Allocation,
                         6.000%, 10/01/97                                           10/95 at 100 1/2             A-     10,052,300
     15,300,000     Northern California Power Agency, 7.150%, 7/01/24                    7/98 at 102              A     16,349,274
     15,300,000     Ontario Redevelopment Authority, 7.400%, 8/01/25                    No Opt. Call            Aaa     18,567,774
     10,000,000     Orange County (Civic Center Expansion Project),
                         Certificates of Participation, 6.700%, 8/01/18                  8/01 at 102            Aaa     10,333,600
                    Orange County Local Transportation Authority:
      3,000,000          6.000%, 2/15/07                                                No Opt. Call             Aa      3,037,080
      2,250,000          6.000%, 2/15/08                                                No Opt. Call             Aa      2,259,698
                    Pomona Public Financing Authority (Southwest
                         Pomona Redevelopment Project):
      1,165,000          4.800%, 2/01/00                                                No Opt. Call           BBB+      1,158,092
      1,230,000          4.900%, 2/01/01                                                No Opt. Call           BBB+      1,217,848
      1,300,000          5.050%, 2/01/02                                                No Opt. Call           BBB+      1,283,841
      1,200,000          5.150%, 2/01/03                                                No Opt. Call           BBB+      1,177,500
      6,670,000     Redlands Solid Waste, Certificates of Participation,
                         6.800%, 3/01/07                                                 3/97 at 100            Aaa      6,876,437
      4,025,000     Riverside County, Single Family Mortgage (GNMA),
                         Alternative Minimum Tax, 7.600%, 11/01/19                      11/99 at 102            AAA      4,260,583
      4,000,000     San Bernadino (West Valley Detention Center),
                         Certificates of Participation, 7.600%, 11/01/06
                         (Pre-refunded to 11/01/98)                                     11/98 at 102            Aaa      4,493,280
     13,525,000     San Bernadino County, Single Family (GNMA),
                         Alternative Minimum Tax, 7.750%, 11/01/14                      No Opt. Call            Aaa     17,119,269
      3,000,000     San Diego County Water Authority, 7.300%, 5/01/09,
                         (Pre-refunded to 5/01/97)                                       5/97 at 102            Aaa      3,222,120
      8,295,000     San Diego County Water Authority, Certificates of
                         Participation, 6.300%, 5/01/05                                  5/01 at 102             Aa      8,652,100
      3,385,000     Santa Ana Community Redevelopment Agency (South
                         Harbor Boulevard/Fairview Street), 7.250%, 9/01/09              9/99 at 102              A      3,448,570
      2,000,000     Santa Barbara Water System, Certificates of Participation,
                         6.700%, 4/01/27                                                 4/02 at 102            Aaa      2,107,780
      3,000,000     Santa Barbara, Certificates of Participation,
                         6.750%, 10/01/27                                               10/02 at 102              A      3,091,830
      2,575,000     Santa Maria (Marian Medical Center), Certificates of
                         Participation, 6.750%, 9/01/22                                  9/02 at 102              A      2,616,586
      4,300,000     Sierra View Local Hospital District, 6.400%, 3/01/22                 3/02 at 102              A      4,177,278
                    Southern California Home Financing Authority, Single
                         Family (GNMA and FNMA), Alternative Minimum Tax:
      1,745,000          6.750%, 9/01/22                                                 3/02 at 102            AAA      1,785,711
      1,730,000          7.350%, 9/01/24                                                 3/01 at 102            AAA      1,836,187
      5,500,000     Southern California Public Power Authority,
                         6.750%, 7/01/11                                                No Opt. Call              A      5,870,645
                    Stanislaus County Certificates of Participation:
        825,000          7.550%, 4/01/18 (Pre-refunded to 4/01/96)                       4/96 at 101             A-        850,319
      3,630,000          7.550%, 4/01/18                                                 4/96 at 101             A-      3,705,794
      1,995,000     Torrance (Little Company of Mary Hospital),
                         6.875%, 7/01/15                                                 7/02 at 102              A      2,074,300
      3,025,000     Tulare Local Hospital District, 6.750%, 12/01/21                    12/01 at 102              A      3,115,053
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  8,185,000     University of California, 6.875%, 9/01/16
                         (Pre-refunded to 9/01/02)                                       9/02 at 102             A-   $  9,471,845
      8,000,000     Vista Multi-Family Housing (Vista Hacienda Project),
                         6.950%, 4/01/17                                                 4/02 at 102            AAA      8,415,840
                    Yolo County Housing Authority (Russell Park Apartments):
      1,000,000          6.900%, 11/01/08                                                5/02 at 103            Aa3      1,058,410
      1,000,000          7.000%, 11/01/14                                                5/02 at 103            Aa3      1,055,910
   $441,970,000     Total Investments - (cost $439,927,226) - 98.3%                                                    463,247,921
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.2%
   $    300,000     California Health Facilities Financing Authority
                         (St. Joseph Health System), Series A, Variable Rate
                         Demand Bonds, 3.300%, 7/01/13t                                                      VMIG-1        300,000
        400,000     California Health Facilities Financing Authority
                         (St. Joseph Health System), Series B, Variable Rate
                         Demand Bonds, 3.200%, 7/01/13t                                                      VMIG-1        400,000
        300,000     California Statewide Community Development
                         Authority, Certificates of Participation, Series 1993,
                         Variable Rate Demand Bonds, 3.250%, 12/01/18t                                         A-1+        300,000
   $  1,000,000     Total Temporary Investments - 0.2%                                                                   1,000,000
   ============
                    Other Assets Less Liabilities - 1.5%                                                                 6,816,417
                    Net Assets - 100%                                                                                 $471,064,338
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          18           $145,399,529            31%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          15             54,907,447            12
  PORTFOLIO OF                                  A+                            A1           7             47,256,722            10
  INVESTMENTS                                A, A-                     A, A2, A3          35            178,248,651            38
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          10             30,286,233             7
  TEMPORARY                           BB+, BB, BB-             Ba1, Ba, Ba2, Ba3           1              3,785,469             1
  INVESTMENTS):                          Non-rated                     Non-rated           1              3,363,870             1
  TOTAL                                                                                   87           $463,247,921           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
Con Rating is conditional. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings by projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NCA            NCM            NCP            NCO
ASSETS
Investments in municipal securities, at market value (note 1)        $191,020,631    $57,439,129   $276,663,787   $175,958,220
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                             --           1,895,000        900,000        200,000
Cash                                                                      742,147         76,053         11,229         49,373
Receivables:
   Interest                                                             2,868,649        863,792      5,023,013      2,734,901
   Investments sold                                                       --           1,821,010        645,300        --
Prepaid Preferred shares auction fees (note 1)                            N/A            N/A             38,116        --
Other assets                                                               23,374          6,914         26,143        --
                                                                     ------------    -----------   ------------   ------------
     Total assets                                                     194,654,801     62,101,898    283,307,588    178,942,494
                                                                     ------------    -----------   ------------   ------------
Liabilities
Payable for investments purchased                                         --             --             --             --
Accrued expenses:
   Management fees (note 6)                                               103,154         33,870        152,507         96,739
   Other                                                                  120,225         64,535        130,278         90,383
Preferred share dividends payable                                         N/A            N/A            190,784          6,218
Common share dividends payable                                          1,005,513        307,385      1,067,705        676,917
                                                                     ------------    -----------   ------------   ------------
     Total liabilities                                                  1,228,892        405,790      1,541,274        870,257
                                                                     ------------    -----------   ------------   ------------
Net assets (note 7)                                                  $193,425,909    $61,696,108   $281,766,314   $178,072,237
                                                                     ============    ===========   ============   ============
Preferred shares, at liquidation value                                    N/A            N/A       $ 90,000,000   $ 55,000,000
                                                                     ============    ===========   ============   ============
Preferred shares outstanding                                              N/A            N/A              3,600          2,200
                                                                     ============    ===========   ============   ============
Common shares outstanding                                              18,971,948      5,209,911     12,415,179      7,871,130
                                                                     ============    ===========   ============   ============
Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by Common
   shares outstanding)                                               $      10.20    $     11.84   $      15.45   $      15.64
                                                                     ============    ===========   ============   ============
N/A - Fund is not authorized to issue Preferred shares.
See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NQC            NVC            NUC
ASSETS
Investments in municipal securities, at market value (note 1)        $281,603,631   $489,255,337   $463,247,921
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                           2,900,000      3,300,000      1,000,000
Cash                                                                       19,035         32,933         62,745
Receivables:
   Interest                                                             4,256,059      7,407,549      8,800,395
   Investments sold                                                     3,015,000          5,000        --
Prepaid Preferred shares auction fees (note 1)                            --             --               1,286
Other assets                                                               33,393         25,041         47,585
                                                                     ------------   ------------   ------------
     Total assets                                                     291,827,118    500,025,860    473,159,932
                                                                     ------------   ------------   ------------
Liabilities
Payable for investments purchased                                         --           7,748,342        --
Accrued expenses:
   Management fees (note 6)                                               157,069        261,028        251,223
   Other                                                                  107,197        137,473        101,880
Preferred share dividends payable                                          22,187         81,663         36,080
Common share dividends payable                                          1,114,719      1,830,423      1,706,411
                                                                     ------------   ------------   ------------
     Total liabilities                                                  1,401,172     10,058,929      2,095,594
                                                                     ------------   ------------   ------------
Net assets (note 7)                                                  $290,425,946   $489,966,931   $471,064,338
                                                                     ============   ============   ============
Preferred shares, at liquidation value                               $ 90,000,000   $150,000,000   $150,000,000
                                                                     ============   ============   ============
Preferred shares outstanding                                                3,600          6,000          6,000
                                                                     ============   ============   ============
Common shares outstanding                                              13,037,646     22,322,236     21,330,140
                                                                     ============   ============   ============
Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by Common
   shares outstanding)                                               $      15.37   $      15.23   $      15.05
                                                                     ============   ============   ============

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended August 31, 1995
                                                                          NCA            NCM            NCP            NCO
Investment Income
Tax-exempt interest income (note 1)                                   $13,494,185    $4,232,508     $18,240,613    $11,385,541
                                                                      -----------    ----------     -----------    -----------
Expenses:
   Management fees (note 6)                                             1,224,092       395,533       1,773,039      1,122,797
   Preferred shares--auction fees                                         N/A            N/A            243,750        137,499
   Preferred shares--dividend disbursing agent fees                       N/A            N/A             20,000         15,000
   Shareholders' servicing agent fees and expenses                         48,788        16,817          38,983         23,203
   Custodian's fees and expenses                                           51,386        40,994          58,955         45,960
   Directors' fees and expenses (note 6)                                    1,268           848           5,537          1,417
   Professional fees                                                       19,950        14,085          19,651         18,233
   Shareholders' reports--printing and mailing expenses                    55,497        14,804          77,534         39,896
   Stock exchange listing fees                                             15,657        16,436          19,103         16,776
   Investor relations expense                                              11,192         5,715          14,855         10,496
   Other expenses                                                           8,334         2,928          20,938          9,669
                                                                      -----------    ----------     -----------    -----------
     Total expenses                                                     1,436,164       508,160       2,292,345      1,440,946
                                                                      -----------    ----------     -----------    -----------
       Net investment income                                           12,058,021     3,724,348      15,948,268      9,944,595
                                                                      -----------    ----------     -----------    -----------
Realized and Unrealized Gain (Loss)
from Investments
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable (notes 1 and 3)                                   175,174       (86,642)       (255,704)       137,898
Net change in unrealized appreciation or depreciation
   of investments                                                         418,985       105,559       3,611,917      2,661,608
                                                                      -----------    ----------     -----------    -----------
       Net gain from investments                                          594,159        18,917       3,356,213      2,799,506
                                                                      -----------    ----------     -----------    -----------
Net increase in net assets from operations                            $12,652,180    $3,743,265     $19,304,481    $12,744,101
                                                                     ============    ==========    ============   ============
N/A - Fund is not authorized to issue Preferred shares.
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended August 31, 1995
                                                                          NQC            NVC            NUC
Investment Income
Tax-exempt interest income (note 1)                                   $18,585,784    $30,792,131    $29,465,444
                                                                      -----------    -----------    -----------
Expenses:
   Management fees (note 6)                                             1,826,299      3,029,503      2,912,162
   Preferred shares--auction fees                                         225,001        394,505        405,693
   Preferred shares--dividend disbursing agent fees                        15,000         28,465         23,452
   Shareholders' servicing agent fees and expenses                         35,008         46,729         36,097
   Custodian's fees and expenses                                           60,578         74,301         71,145
   Directors' fees and expenses (note 6)                                    2,129            581          4,273
   Professional fees                                                       19,572         20,296         19,824
   Shareholders' reports--printing and mailing expenses                    65,416        106,260        111,709
   Stock exchange listing fees                                             15,374         32,895         32,811
   Investor relations expense                                              12,502         29,882         30,184
   Other expenses                                                          26,281         31,073         24,021
                                                                      -----------    -----------    -----------
     Total expenses                                                     2,303,160      3,794,490      3,671,371
                                                                      -----------    -----------    -----------
       Net investment income                                           16,282,624     26,997,641     25,794,073
                                                                      -----------    -----------    -----------
Realized and Unrealized Gain (Loss)
from Investments
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable (notes 1 and 3)                                   871,306      1,877,616        235,123
Net change in unrealized appreciation or depreciation
   of investments                                                       1,946,291      5,617,370      8,029,838
                                                                      -----------    -----------    -----------
       Net gain from investments                                        2,817,597      7,494,986      8,264,961
                                                                      -----------    -----------    -----------
Net increase in net assets from operations                            $19,100,221    $34,492,627    $34,059,034
                                                                     ============   ============   ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                NCA                            NCM
                                                                       Year ended     Year ended    Year ended   Year ended
                                                                         8/31/95        8/31/94       8/31/95      8/31/94
Operations
Net investment income                                                 $ 12,058,021   $ 12,271,907   $ 3,724,348  $ 3,756,890
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                             175,174        155,583       (86,642)     (22,126)
Net change in unrealized appreciation or depreciation
   of investments                                                          418,985    (10,005,121)      105,559   (3,007,494)
                                                                      ------------   ------------   -----------  -----------
   Net increase (decrease) in net assets from operations                12,652,180      2,422,369     3,743,265      727,270
                                                                      ------------   ------------   -----------  -----------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                               (12,599,784)   (12,561,847)   (3,865,172)  (3,935,170)
     Preferred shareholders                                                N/A            N/A           N/A          N/A
From accumulated net realized gains from investment transactions:
     Common shareholders                                                  (155,016)      (193,055)      --           (18,116)
     Preferred shareholders                                                N/A            N/A           N/A          N/A
                                                                      ------------   ------------   -----------  -----------
   Decrease in net assets from distributions to shareholders           (12,754,800)   (12,754,902)   (3,865,172)  (3,953,286)
                                                                      ------------   ------------   -----------  -----------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                        1,291,713      1,741,483       106,605      510,660
                                                                      ------------   ------------   -----------  -----------
   Net increase in net assets derived from capital share transactions    1,291,713      1,741,483       106,605      510,660
                                                                      ------------   ------------   -----------  -----------
     Net increase (decrease) in net assets                               1,189,093     (8,591,050)      (15,302)  (2,715,356)
Net assets at beginning of year                                        192,236,816    200,827,866    61,711,410   64,426,766
                                                                      ------------   ------------   -----------  -----------
Net assets at end of year                                             $193,425,909   $192,236,816   $61,696,108  $61,711,410
                                                                      ============   ============   ===========  ===========
Balance of undistributed net investment income at end of year         $    314,660   $    856,423   $    33,508  $   174,332
                                                                      ============   ============   ===========  ===========
N/A - Fund is not authorized to issue Preferred shares.
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                  NCP                           NCO
                                                                        Year ended   Year ended    Year ended    Year ended
                                                                          8/31/95      8/31/94       8/31/95       8/31/94
Operations
Net investment income                                                  $ 15,948,268 $ 16,101,259  $  9,944,595  $  9,923,441
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                             (255,704)     889,275       137,898       176,423
Net change in unrealized appreciation or depreciation
   of investments                                                         3,611,917  (14,953,820)    2,661,608   (10,088,276)
                                                                       ------------ ------------  ------------  ------------
   Net increase (decrease) in net assets from operations                 19,304,481    2,036,714    12,744,101        11,588
                                                                       ------------ ------------  ------------  ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                                (12,812,464)  (13,165,179)   (8,233,329)   (8,351,626)
     Preferred shareholders                                              (3,606,381)   (3,044,744)   (2,056,793)   (1,608,585)
From accumulated net realized gains from investment transactions:
     Common shareholders                                                   (238,372)     --            --            --
     Preferred shareholders                                                 (55,926)     --            --            --
                                                                       ------------ ------------  ------------  ------------
   Decrease in net assets from distributions to shareholders            (16,713,143)  (16,209,923)  (10,290,122)   (9,960,211)
                                                                       ------------ ------------  ------------  ------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                           --         1,730,565       292,939       968,587
                                                                       ------------ ------------  ------------  ------------
   Net increase in net assets derived from capital share transactions       --         1,730,565       292,939       968,587
                                                                       ------------ ------------  ------------  ------------
     Net increase (decrease) in net assets                                2,591,338  (12,442,644)    2,746,918    (8,980,036)
Net assets at beginning of year                                         279,174,976  291,617,620   175,325,319   184,305,355
                                                                       ------------ ------------  ------------  ------------
Net assets at end of year                                              $281,766,314 $279,174,976  $178,072,237  $175,325,319
                                                                       ============ ============  ============  ============
Balance of undistributed net investment income at end of year          $    598,583 $  1,069,160  $    324,889  $    670,416
                                                                       ============ ============  ============  ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                  NQC                          NVC
                                                                       Year ended     Year ended    Year ended   Year ended
                                                                         8/31/95        8/31/94       8/31/95      8/31/94
Operations
Net investment income                                                 $ 16,282,624   $ 16,292,303  $ 26,997,641 $ 27,093,409
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                             871,306     (1,146,254)    1,877,616      920,666
Net change in unrealized appreciation or depreciation
   of investments                                                        1,946,291    (14,399,870)    5,617,370  (32,758,613)
                                                                      ------------   ------------  ------------ ------------
   Net increase (decrease) in net assets from operations                19,100,221        746,179    34,492,627   (4,744,538)
                                                                      ------------   ------------  ------------ ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                               (13,492,025)   (14,484,958)  (22,132,503)  (23,384,533)
     Preferred shareholders                                             (3,316,269)    (2,157,902)   (5,463,610)   (4,093,337)
From accumulated net realized gains from investment transactions:
     Common shareholders                                                   --            (245,757)     (774,582)     (617,715)
     Preferred shareholders                                                --             (33,066)     (140,533)      (94,842)
                                                                      ------------   ------------  ------------ ------------
   Decrease in net assets from distributions to shareholders           (16,808,294)   (16,921,683)  (28,511,228)  (28,190,427)
                                                                      ------------   ------------  ------------ ------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                          630,041      1,731,179       --           982,056
                                                                      ------------   ------------  ------------ ------------
   Net increase in net assets derived from capital share transactions      630,041      1,731,179       --           982,056
                                                                      ------------   ------------  ------------ ------------
     Net increase (decrease) in net assets                               2,921,968    (14,444,325)    5,981,399  (31,952,909)
Net assets at beginning of year                                        287,503,978    301,948,303   483,985,532  515,938,441
                                                                      ------------   ------------  ------------ ------------
Net assets at end of year                                             $290,425,946   $287,503,978  $489,966,931 $483,985,532
                                                                      ============   ============  ============ ============
Balance of undistributed net investment income at end of year         $    519,707   $  1,045,377  $  1,002,236 $  1,600,708
                                                                      ============   ============  ============ ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                   NUC
                                                                        Year ended     Year ended
                                                                          8/31/95        8/31/94
Operations
Net investment income                                                  $ 25,794,073   $ 25,491,671
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                              235,123        289,111
Net change in unrealized appreciation or depreciation
   of investments                                                         8,029,838    (25,688,754)
                                                                       ------------   ------------
   Net increase (decrease) in net assets from operations                 34,059,034         92,028
                                                                       ------------   ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                                (20,476,933)   (21,298,151)
     Preferred shareholders                                              (5,717,485)    (4,534,293)
From accumulated net realized gains from investment transactions:
     Common shareholders                                                    --            (501,259)
     Preferred shareholders                                                 --             (96,195)
                                                                       ------------   ------------
   Decrease in net assets from distributions to shareholders            (26,194,418)   (26,429,898)
                                                                       ------------   ------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                           --             322,689
                                                                       ------------   ------------
   Net increase in net assets derived from capital share transactions       --             322,689
                                                                       ------------   ------------
     Net increase (decrease) in net assets                                7,864,616    (26,015,181)
Net assets at beginning of year                                         463,199,722    489,214,903
                                                                       ------------   ------------
Net assets at end of year                                              $471,064,338   $463,199,722
                                                                       ============   ============
Balance of undistributed net investment income at end of year          $  1,166,158   $  1,566,503
                                                                       ============   ============
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At August 31, 1995, the California Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Municipal Income Fund, Inc. (NCM), Nuveen California Performance Plus Municipal Fund, Inc. (NCP), Nuveen California Municipal Market Opportunity Fund, Inc. (NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC).

NCA and NCM are not authorized by their Articles of Incorporation to issue Preferred shares. Therefore, in the Notes to Financial Statements "N/A" represents not-applicable.

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At August 31, 1995, NVC had outstanding purchase commitments that amounted to $7,748,342. There were no such purchase commitments in any of the other Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.001 for NCA and NCM and $.01 per Common share for NCP, NCO, NQC, NVC and NUC. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the fiscal year ended August 31, 1995, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from investment transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized gains are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of accumulated net realized gains from investment transactions, if applicable.

Preferred Shares
The following Funds have issued an outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the
Auction Agent, except for NCP Series T which has lengthened its dividend period to three years. The number of shares outstanding, by Series and in total, at August 31, 1995, for each Fund is as follows:
                                                                          NCP            NCO            NQC            NVC
Number of shares:
     Series M                                                             --             --            3,600           --
     Series T                                                            1,800*          --             --            2,400
     Series W                                                             --            2,200           --             --
     Series Th                                                            --             --             --            3,600
     Series F                                                            1,800           --             --             --
                                                                         -----          -----          -----          -----

       Total                                                             3,600          2,200          3,600          6,000
                                                                         =====          =====          =====          =====
                                                                          NUC
   Number of shares:
     Series M                                                             --
     Series T                                                             --
     Series W                                                            3,000
     Series Th                                                            --
     Series F                                                            3,000
                                                                         -----

       Total                                                             6,000
                                                                         =====
* Three year period

Preferred share auction fees paid in connection with lengthening the dividend period on the Series noted above have been capitalized and are being amortized over the three year period.

Proposed Reorganization
Subject to shareholder approval on or about January 8, 1996, NCA will acquire substantially all of the assets of NCM in exchange for newly issued shares of NCA and the assumption by NCA of substantially all of the liabilities of NCM. Following receipt of the NCA shares, NCM will be liquidated and the NCA shares will be distributed to the shareholders of NCM. As a result of this reorganization, the assets and liabilities of both Funds will be combined and the shareholders of NCM will thus become shareholders of NCA. The investment objectives and policies of the larger combined Fund will be virtually identical to that of each of the separate Funds.

Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended August 31, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

2. Fund Shares
Transactions in Common shares were as follows:
                                                                                 NCA                           NCM
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                        8/31/95        8/31/94        8/31/95        8/31/94
Common shares:
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions                      122,410        154,976         9,073         40,087
                                                                        =======        =======         =====         ======
                                                                                 NCP                          NCO
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                        8/31/95        8/31/94        8/31/95        8/31/94
Common shares:
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions                        --           106,473        19,399         57,699
                                                                         =====         =======        ======         ======
                                                                                 NQC                           NVC
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                        8/31/95        8/31/94        8/31/95        8/31/94
Common shares:
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions                      41,108         106,983          --           61,330
                                                                        ======         =======         =====         ======
                                                                                 NUC
                                                                      Year ended     Year ended
                                                                        8/31/95        8/31/94
Common shares:
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions                        --           20,168
                                                                         =====         =======

3. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended
August 31, 1995, were as follows:
                                                                          NCA            NCM            NCP            NCO
PURCHASES
Investments in municipal securities                                   $17,642,223    $ 2,047,977    $64,843,104    $64,086,762
Temporary municipal investments                                        23,900,000     12,600,000     60,265,000     36,538,000
SALES AND MATURITIES
Investments in municipal securities                                    22,386,134      5,454,750     63,713,980     61,716,988
Temporary municipal investments                                        24,200,000     10,705,000     59,365,000     38,493,000
                                                                      ===========    ===========    ===========    ===========
                                                                          NQC            NVC            NUC
PURCHASES
Investments in municipal securities                                   $39,255,639    $63,072,053   $132,901,694
Temporary municipal investments                                        32,000,000     49,300,000     67,165,000
SALES AND MATURITIES
Investments in municipal securities                                    45,129,483     57,960,921    129,738,899
Temporary municipal investments                                        29,100,000     48,300,000     68,945,000
                                                                      ===========    ===========   =============
At August 31, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At August 31, 1995, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:
                                                                          NCM            NCP            NQC
   Expiration year:
     2002                                                                 $--            $--         $ 75,116
     2003                                                                22,044         21,213        181,857
                                                                        -------        -------       --------
   Total                                                                $22,044        $21,213       $256,973
                                                                        =======        =======       ========

4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On September 1, 1995, the Funds declared Common share dividend distributions from their ordinary income that were paid October 2, 1995, to shareholders of record on September 15, 1995, as follows:
                                                                          NCA            NCM            NCP            NCO
   Dividend per share                                                   $.0530         $.0590         $.0860         $.0860
                                                                        ======         ======         ======         ======
                                                                          NQC            NVC            NUC
   Dividend per share                                                   $.0855         $.0820         $.0800
                                                                        ======         ======         ======
5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at
August 31, 1995, were as follows:
                                                                        NCA            NCM            NCP           NCO
Gross unrealized:
   Appreciation                                                     $16,223,598    $3,826,430     $18,848,934   $13,640,685
   Depreciation                                                        (726,015)     (273,968)       (231,793)     (326,699)
                                                                    -----------    ----------     -----------   -----------
Net unrealized appreciation                                         $15,497,583    $3,552,462     $18,617,141   $13,313,986
                                                                    ===========    ==========     ===========   ===========
                                                                        NQC            NVC            NUC
Gross unrealized:
   Appreciation                                                     $19,638,402    $28,209,579    $23,542,667
   Depreciation                                                        (965,455)    (1,709,670)      (221,972)
                                                                    -----------    -----------    -----------
Net unrealized appreciation                                         $18,672,947    $26,499,909    $23,320,695
                                                                    ===========    ===========    ===========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under NCA's investment management agreement with Nuveen Advisory Corp. ("the
Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays to the Adviser an annual management fee, payable monthly of .35 of 1% of the average daily net asset value of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under NCM's, NCP's, NCO's, NQC's, NVC's and NUC's investment management agreements with Nuveen Advisory Corp. ("the Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly at the rates set forth below which are based upon the average daily net asset value of each Fund:
Average daily net asset value                                       Management fee
For the first $125,000,000                                               .65 of 1%
For the next $125,000,000                                              .6375 of 1
For the next $250,000,000                                               .625 of 1
For the next $500,000,000                                              .6125 of 1
For the next $1,000,000,000                                               .6 of 1
For net assets over $2,000,000,000                                     .5875 of 1
The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At August 31, 1995, net assets consisted of:
                                                                          NCA            NCM            NCP            NCO
Preferred shares, $25,000 stated value per share, at
   liquidation value                                                     $N/A           $N/A       $ 90,000,000   $ 55,000,000
Common shares, $.01 par value per share                                   189,719         52,099        124,152         78,711
Paid-in surplus                                                       177,248,773     58,166,807    172,682,142    109,335,275
Balance of undistributed net investment income                            314,660         33,508        598,583        324,889
Accumulated net realized gain (loss) from investment transactions         175,174       (108,768)      (255,704)        19,376
Net unrealized appreciation or depreciation of investments             15,497,583      3,552,462     18,617,141     13,313,986
                                                                      -----------   ------------   ------------   ------------
   Net assets                                                        $193,425,909   $ 61,696,108   $281,766,314   $178,072,237
                                                                     ============   ============   ============   ============
Authorized shares:
   Common                                                             250,000,000    200,000,000    200,000,000    200,000,000
   Preferred                                                              N/A            N/A          1,000,000      1,000,000
                                                                     ============   ============   ============   ============
                                                                          NQC            NVC            NUC
Preferred shares, $25,000 stated value per share, at
   liquidation value                                                 $ 90,000,000   $150,000,000   $150,000,000
Common shares, $.01 par value per share                                   130,376        223,222        213,301
Paid-in surplus                                                       181,359,889    310,363,948    296,126,272
Balance of undistributed net investment income                            519,707      1,002,236      1,166,158
Accumulated net realized gain (loss) from investment transactions        (256,973)     1,877,616        237,912
Net unrealized appreciation or depreciation of investments             18,672,947     26,499,909     23,320,695
                                                                     ------------   ------------   ------------
   Net assets                                                        $290,425,946   $489,966,931   $471,064,338
                                                                     ============   ============   ============
Authorized shares:
   Common                                                             200,000,000    200,000,000    200,000,000
   Preferred                                                            1,000,000      1,000,000      1,000,000
                                                                     ============   ============   ============

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At August 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NCA            NCM            NCP            NCO
Revenue Bonds:
   Health Care Facilities                                                 15%            19%            24%            20%
   Lease Rental Facilities                                                 1             --              9              6
   Housing Facilities                                                     14             10              9              1
   Water / Sewer Facilities                                                8              4              7              8
   Transportation                                                         --             --              8              7
   Pollution Control Facilities                                            2              7              5              7
   Electric Utilities                                                      1              5              4             --
   Educational Facilities                                                  2             --             --              3
   Other                                                                  20             20              9             19
General Obligation Bonds                                                   1              4              3             --
Escrowed Bonds                                                            36             31             22             29
                                                                         ----           ----           ----           ----
                                                                         100%           100%           100%           100%
                                                                         ====           ====           ====           ====
                                                                          NQC            NVC            NUC
Revenue Bonds:
   Health Care Facilities                                                 14%            18%            12%
   Lease Rental Facilities                                                11             15             18
   Housing Facilities                                                      3              8             11
   Water / Sewer Facilities                                                3              5              5
   Transportation                                                         --              1              1
   Pollution Control Facilities                                            7              5              3
   Electric Utilities                                                      6              6              6
   Educational Facilities                                                  1              2              6
   Other                                                                  17             16             19
General Obligation Bonds                                                   4              6              5
Escrowed Bonds                                                            34             18             14
                                                                         ----           ----           ----
                                                                         100%           100%           100%
                                                                         ====           ====           ====

Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (49% for NCA, 36% for NCM, 39% for NCP, 55% for NCO, 51% for NQC, 41% for NVC and 26% for NUC). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                                                Operating performance            Dividends from net
                                                                                   investment income
                                                    Net
                                           realized and
                Net asset                    unrealized
                    value            Net    gain (loss)
                beginning     investment           from      To Common   To Preferred
                of period         income  investmentstt   shareholders  shareholderst
NCA
Year ended 8/31,
   1995           $10.200         $ .637        $ .037        $ (.666)          $ N/A
   1994            10.740           .653         (.514)         (.669)            N/A
   1993            10.480           .667          .265          (.670)            N/A
1 mo. ended
   8/31/92         10.610           .056         (.130)         (.056)            N/A
Year ended 7/31,
   1992            10.250           .668          .379          (.664)            N/A
   1991            10.120           .667          .123          (.660)            N/A
   1990            10.190           .664         (.037)         (.666)            N/A
   1989             9.670           .664          .602          (.670)            N/A
10/7/87 to
   7/31/88          9.350           .482           .259         (.421)            N/A
NCM
Year ended 8/31,
   1995            11.870           .715         (.003)         (.742)            N/A
   1994            12.480           .724         (.571)         (.759)            N/A
   1993            12.100           .752          .387          (.745)            N/A
9 mos. ended
   8/31/92         12.000           .580          .214          (.598)            N/A
Year ended
   11/30/91        11.790           .800          .196          (.786)            N/A
1 mo. ended
   11/30/90        11.710           .067          .133          (.066)            N/A
Year ended 10/31,
   1990            11.810           .794         (.016)         (.797)            N/A
   1989            11.640           .805          .184          (.813)            N/A
4/20/88 to
   10/31/88        11.210           .356          .356          (.282)            N/A
NCP
Year ended 8/31,
   1995            15.240          1.284          .272         (1.032)         (.290)
   1994            16.380          1.301        (1.131)        (1.064)         (.246)
   1993            15.580          1.330          .846         (1.150)         (.226)
10 mos. ended
   8/31/92         14.880          1.129          .635          (.867)         (.197)
Year ended
   10/31/91        13.820          1.372         1.044         (1.020)         (.336)
11/15/89 to
   10/31/90        14.050          1.095         (.091)         (.765)         (.269)
                         Distributions from capital gains
                                              Organization                              Per
                                              and offering                           Common
                                                 costs and                            share
                                           Preferred share         Net asset         market
                To Common   To Preferred      underwriting         value end      value end
             shareholders  shareholderst         discounts         of period      of period
NCA
Year ended 8/31,
   1995           $(.008)          $ N/A            $   --           $10.200        $ 9.625
   1994            (.010)            N/A                --            10.200         11.000
   1993            (.002)            N/A                --            10.740         11.750
1 mo. ended
   8/31/92            --             N/A                --            10.480         11.000
Year ended 7/31,
   1992            (.023)            N/A                --            10.610         11.250
   1991               --             N/A                --            10.250         10.625
   1990            (.031)            N/A                --            10.120         10.375
   1989            (.076)            N/A                --            10.190         10.375
10/7/87 to
   7/31/88            --             N/A                --             9.670         10.000
NCM
Year ended 8/31,
   1995               --             N/A                --            11.840         11.125
   1994            (.004)            N/A                --            11.870         11.875
   1993            (.014)            N/A                --            12.480         12.875
9 mos. ended
   8/31/92         (.096)            N/A                --            12.100         13.125
Year ended
   11/30/91           --             N/A                --            12.000         12.375
1 mo. ended
   11/30/90        (.054)            N/A                --            11.790         11.625
Year ended 10/31,
   1990            (.081)            N/A                --            11.710         11.500
   1989            (.006)            N/A                --            11.810         12.000
4/20/88 to
   10/31/88           --             N/A                --            11.640         11.375
NCP
Year ended 8/31,
   1995            (.019)         (.005)                --            15.450         14.750
   1994               --              --                --            15.240         15.000
   1993               --              --                --            16.380         17.500
10 mos. ended
   8/31/92            --              --                --            15.580         15.875
Year ended
   10/31/91           --              --                --            14.880         15.750
11/15/89 to
   10/31/90           --              --            (.200)            13.820         14.375
                                                                            Ratios/Supplemental data
                                                                                Ratio
                    Total                                                      of net
               investment          Total                      Ratio of     investment
                   return         return     Net assets    expenses to         income      Portfolio
                on market   on net asset end of period     average net    to average        turnover
                  value**        value** (in thousands)      assets***  net assets***           rate
NCA
Year ended 8/31,
   1995           (6.59)%          6.92%       $193,426           .75%          6.32%             9%
   1994            (.50)           1.32         192,237           .76           6.24              9
   1993           13.37            9.21         200,828           .82           6.31              4
1 mo. ended
   8/31/92        (1.74)           (.71)        194,430           .79*          6.25*            --
Year ended 7/31,
   1992           12.83           10.61         196,669           .83           6.46              6
   1991            9.22            8.13         188,370           .88           6.62              5
   1990            7.10            6.45         184,888           .91           6.62              2
   1989           11.82           13.70         185,016           .94           6.75             27
10/7/87 to
   7/31/88         4.28            8.01         174,645           .94*          6.29*            32
NCM
Year ended 8/31,
   1995            (.11)           6.29          61,696           .84           6.12              3
   1994           (1.99)           1.24          61,711           .86           5.93             13
   1993            4.22            9.76          64,427           .90           6.16              5
9 mos. ended
   8/31/92        12.02            6.83          61,927           .82*          6.42*            11
Year ended
   11/30/91       13.40            8.75          60,964           .73           6.75              9
1 mo. ended
   11/30/90        2.10            1.71          59,503           .70*          6.92*            --
Year ended 10/31,
   1990            3.17            6.84          59,091           .76           6.77              7
   1989           13.05            8.82          59,343           .72           6.89             23
4/20/88 to
   10/31/88       (2.78)           6.45          59,298           .74*          6.13*            11
NCP
Year ended 8/31,
   1995            5.75            8.75         281,766           .83           5.77             24
   1994           (8.34)           (.48)        279,175           .83           5.63             19
   1993           18.34           13.03         291,618           .81           5.73             10
10 mos. ended
   8/31/92         6.55           10.86         279,810           .79*          5.99*             6
Year ended
   10/31/91       17.20           15.58         269,890           .78           6.28              6
11/15/89 to
   10/31/90        1.00            3.92         255,862           .79*          6.18*            26
See notes on page 66.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                                 Operating performance                           Dividends from net
                                                                    investment income
                                                    Net
                                           realized and
                Net asset                    unrealized
                    value            Net    gain (loss)
                beginning     investment           from      To Common   To Preferred
                of period         income  investmentstt   shareholders  shareholderst
NCO
Year ended 8/31,
   1995           $15.320         $1.265       $  .364        $(1.047)        $(.262)
   1994            16.590          1.267        (1.264)        (1.067)         (.206)
   1993            15.580          1.309         1.055         (1.163)         (.191)
10 mos. ended
   8/31/92         14.950          1.109          .575          (.865)         (.189)
Year ended
   10/31/91        13.760          1.350         1.188         (1.020)         (.328)
5/17/90 to
   10/31/90        14.050           .442         (.132)         (.255)         (.109)
NQC
Year ended 8/31,
   1995            15.200          1.250          .211         (1.036)         (.255)
   1994            16.440          1.257        (1.189)        (1.119)         (.167)
   1993            15.470          1.296          .990         (1.151)         (.165)
10 mos. ended
   8/31/92         14.700          1.097          .721          (.852)         (.196)
11/20/90 to
   10/31/91        14.050          1.022          .766          (.756)         (.188)
NVC
Year ended 8/31,
   1995            14.960          1.210          .338          (.992)         (.245)
   1994            16.440          1.215        (1.430)        (1.049)         (.184)
   1993            14.930          1.238         1.567         (1.064)         (.187)
10 mos. ended
   8/31/92         14.410          1.035          .487          (.815)         (.187)
5/22/91 to
   10/31/91        14.050           .341          .452          (.243)         (.029)
                           Distributions
                                         from capital gains Organization                         Per
                                               and offering                    Common
                                                  costs and                     share
                                            Preferred share    Net asset       market
                To Common    To Preferred      underwriting    value end    value end
             shareholders   shareholderst         discounts    of period    of period
NCO
Year ended 8/31,
   1995           $   --          $   --            $   --       $15.640      $15.000
   1994               --              --                --        15.320       15.375
   1993               --              --                --        16.590       17.875
10 mos. ended
   8/31/92            --              --                --        15.580       16.125
Year ended
   10/31/91           --              --                --        14.950       15.625
5/17/90 to
   10/31/90           --              --             (.236)       13.760       14.500
NQC
Year ended 8/31,
   1995               --              --                --        15.370       15.000
   1994            (.019)          (.003)               --        15.200       15.500
   1993               --              --                --        16.440       17.000
10 mos. ended
   8/31/92            --              --                --        15.470       16.000
11/20/90 to
   10/31/91           --              --             (.194)       14.700       15.625
NVC
Year ended 8/31,
   1995            (.035)          (.006)               --        15.230       14.375
   1994            (.028)          (.004)               --        14.960       14.438
   1993            (.035)          (.009)               --        16.440       16.750
10 mos. ended
   8/31/92            --              --                --        14.930       15.125
5/22/91 to
   10/31/91           --              --             (.161)       14.410       15.000
                                                                            Ratios/Supplemental data
                                                                                 Ratio
                    Total                                                       of net
               investment          Total                       Ratio of     investment
                   return         return      Net assets    expenses to         income     Portfolio
                on market   on net asset  end of period     average net    to average       turnover
                  value**        value**  (in thousands)      assets***  net assets***          rate
NCO
Year ended 8/31,
   1995             4.72%          9.43%        $178,072           .83%          5.73%           36%
   1994            (8.20)         (1.27)         175,325           .87           5.51            24
   1993            19.00          14.54          184,305           .82           5.69             8
10 mos. ended
   8/31/92          9.10          10.32          175,292           .79*          5.95*            2
Year ended
   10/31/91        15.27          16.62          169,554           .80           6.25            --
5/17/90 to
   10/31/90        (1.65)          (.23)         159,754           .83*          5.63*           14
NQC
Year ended 8/31,
   1995             3.77           8.38          290,426           .81           5.72            14
   1994            (2.10)          (.64)         287,504           .82           5.53            18
   1993            14.00          14.29          301,948           .78           5.69            13
10 mos. ended
   8/31/92          8.13          11.40          287,619           .76*          5.96*           --
11/20/90 to
   10/31/91         9.49          10.33          276,571           .78*          5.85*           18
NVC
Year ended 8/31,
   1995             7.14           9.22          489,967           .80           5.66            12
   1994            (7.60)         (2.52)         483,986           .81           5.43            15
   1993            18.89          18.24          515,938           .84           5.57             9
10 mos. ended
   8/31/92          6.53           9.54          480,490           .79*          5.78*           14
5/22/91 to
   10/31/91         1.62           4.31          467,392           .75*          5.13*            3
See notes on page 66.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                                 Operating performance
                                                                                  Dividends from net
                                                                                   investment income
                                                    Net
                                           realized and
                Net asset                    unrealized
                    value            Net    gain (loss)
                beginning     investment           from      To Common   To Preferred
                of period         income  investmentstt   shareholders  shareholderst
NUC
Year ended 8/31,
   1995           $14.680         $1.209       $  .389        $ (.960)        $(.268)
   1994            15.920          1.195        (1.194)         (.999)         (.213)
   1993            14.500          1.200         1.429         (1.000)         (.180)
11/20/91 to
   8/31/92         14.050           .655          .548          (.525)         (.061)
                                          Distributions from
                            capital gains
                                                Organization                      Per
                                                and offering                   Common
                                                   costs and                    share
                                             Preferred share  Net asset        market
                To Common    To Preferred       underwriting  value end     value end
             shareholders   shareholderst          discounts  of period     of period
NUC
Year ended 8/31,
   1995           $   --          $   --             $   --     $15.050       $14.250
   1994            (.024)          (.005)                --      14.680        14.000
   1993            (.025)          (.004)                --      15.920        16.000
11/20/91 to
   8/31/92            --              --              (.167)     14.500        14.500

                                                                            Ratios/Supplemental data
                                                                                Ratio
                    Total                                                      of net
               investment          Total                      Ratio of     investment
                   return         return     Net assets    expenses to         income      Portfolio
                on market   on net asset end of period     average net     to average       turnover
                  value**        value** (in thousands)      assets***  net assets***           rate
NUC
Year ended 8/31,
   1995             9.24%          9.57%       $471,064           .80%          5.63%            29%
   1994            (6.27)         (1.41)        463,200           .80           5.35             12
   1993            18.22          17.56         489,215           .82           5.44             13
11/20/91 to
   8/31/92           .29           7.06         457,950           .76*          5.05*            16

N/A - Fund is not authorized to issue Preferred shares.
* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
*** Ratios do not reflect the dividend payments to Preferred shareholders.
t  The amounts shown are based on Common share equivalents.
tt Net of taxes, if applicable.

REPORT OF INDEPENDENT AUDITORS
The Board of Directors and Shareholders
Nuveen California Municipal Value Fund, Inc.
Nuveen California Municipal Income Fund, Inc.
Nuveen California Performance Plus Municipal Fund, Inc.
Nuveen California Municipal Market Opportunity Fund, Inc.
Nuveen California Investment Quality Municipal Fund, Inc.
Nuveen California Select Quality Municipal Fund, Inc.
Nuveen California Quality Income Municipal Fund, Inc.

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen California Municipal Value Fund, Inc., Nuveen California Municipal Income Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc. and Nuveen California Quality Income Municipal Fund, Inc. as of August 31, 1995, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen California Municipal Value Fund, Inc., Nuveen California Municipal Income Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc. and Nuveen California Quality Income Municipal Fund, Inc. at August 31, 1995, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

Ernst & Young LLP

Chicago, Illinois
October 13, 1995

Build your wealth automatically
Photographic image of Customer Service Rep at Nuveen.
Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to build your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.
Nuveen Exchange-traded fund Dividend Reinvestment Plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.
  By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Income or capital gains taxes may be payable on dividends or distributions that are reinvested. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full and fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.
  To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
  The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

  You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.
  You also can reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.
  The Fund reserves the right to amend or terminate the Plan at any time. Although, the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
  For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your investment adviser or call us toll-free at 1.800.257.8787.
Photographic image of Customer Service Rep at Nuveen.
"When it comes to financial planning, your investment adviser knows your situation best. And when we can give you the account information you need, our motto is simple: We're here to help."
Photographic image of Customer Service Rep at Nuveen.
"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

Useful information
Photographic image of Customer Service Rep at Nuveen.
"When questions come up about your investment, we're happy to provide the up-to-date information you and your adviser need."
Nuveen Shareholder Services:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST for information on your Nuveen Fund's current account balance, yield, dividend, net asset value, closing price, and general information.

Dividend Reinvestment:
1.800.257.8787
Monday through Friday, 9 a.m. to 6 p.m., EST

Taking Stock Newsletter:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST if you're not currently getting our quarterly shareholder newsletter and would like to do so. We will be happy to add your name to our mailing list.
Photographic image of woman seated and man standing behind her representing Nuveen investors.
Many conservative investors are comfortable with Nuveen's emphasis on long term value. That's why they depend on Nuveen for the tax-free income they need to reach their goals.

Your investment partner
Photographic image of John Nuveen, Sr., founder of Nuveen.
For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
ETF5-OCT 95